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                                                                               .
                                                                               .

           NYLIAC PINNACLE VUL AND NYLIAC PINNACLE SVUL ANNUAL REPORT

                                 JUNE 30, 2004

                               TABLE OF CONTENTS

President's Letter..........................................        3
Supplement to Prospectus of May 1, 2004.....................        5
Performance Summary and Tables of Policy Values.............        7
NYLIAC Variable Universal Life Separate Account-I
  Financial Statements......................................       15
  Statement of Assets and Liabilities.......................       16
  Statement of Operations...................................       26
  Statement of Changes in Net Assets........................       30
  Notes to Financial Statements.............................       36
The Semi-Annual Report for the MainStay VP Series Fund, Inc.
  Chairman's Letter.........................................      M-1
  Definitions of Indices....................................      M-2
  Portfolio Managers' Comments..............................      M-4
  Directors and Officers....................................     M-83
  Bond--Initial Class.......................................     M-87
  Capital Appreciation--Initial Class.......................     M-96
  Cash Management...........................................    M-103
  Common Stock--Initial Class (formerly MainStay VP Growth
    Equity--Initial Class)..................................    M-110
  Convertible--Initial Class................................    M-122
  Government--Initial Class.................................    M-133
  High Yield Corporate Bond--Initial Class..................    M-142
  International Equity--Initial Class*......................    M-158
  Mid Cap Core--Initial Class*..............................    M-166
  Mid Cap Growth--Initial Class*............................    M-176
  Mid Cap Value--Initial Class (formerly MainStay VP Equity
    Income--Initial Class)*.................................    M-183
  S&P 500 Index--Initial Class (formerly MainStay VP Indexed
    Equity--Initial Class)..................................    M-189
  Small Cap Growth--Initial Class*..........................    M-201
  Total Return--Initial Class...............................    M-208
  Value--Initial Class......................................    M-222
  American Century Income & Growth--Initial Class...........    M-229
  Dreyfus Large Company Value--Initial Class................    M-236
  Eagle Asset Management Growth Equity--Initial Class.......    M-242
  Lord Abbett Developing Growth--Initial Class*.............    M-248
  Notes to Financial Statements.............................    M-255

*The MainStay VP International Equity--Initial Class, Mid
 Cap Core--Initial Class, Mid Cap Growth--Initial Class, Mid
 Cap Value--Initial Class, Small Cap Growth--Initial Class
 and Lord Abbett Developing Growth--Initial Class are not
 available under the Pinnacle VUL and Pinnacle SVUL
 policies.
The Semi-Annual Reports for the Portfolios listed below
  follow:
Alger American Leveraged AllCap--Class O Shares.............
Alger American Small Capitalization--Class O Shares.........
American Century(R) VP Inflation Protection--Class II.......
American Century(R) VP International--Class II..............
American Century(R) VP Value--Class II......................
Dreyfus IP Technology Growth--Initial Shares................
Dreyfus VIF Developing Leaders--Initial Shares..............
Fidelity(R) VIP Contrafund(R)--Initial Class................
Fidelity(R) VIP Equity-Income--Initial Class................
Fidelity(R) VIP Growth--Initial Class.......................
Fidelity(R) VIP Index 500--Initial Class....................
Fidelity(R) VIP Investment Grade Bond--Initial Class........
Fidelity(R) VIP Mid Cap--Initial Class......................
Fidelity(R) VIP Overseas--Initial Class.....................
Janus Aspen Series Balanced-Institutional Shares............
Janus Aspen Series Mid Cap Growth-Institutional Shares......
Janus Aspen Series Worldwide Growth-Institutional Shares....
MFS(R) Investors Trust Series--Initial Class................
MFS(R) New Discovery Series--Initial Class..................
MFS(R) Research Series--Initial Class.......................
MFS(R) Utilities Series--Initial Class......................
Neuberger Berman AMT Mid-Cap Growth--Class I................
T. Rowe Price Equity Income Portfolio.......................
T. Rowe Price Limited-Term Bond Portfolio...................
Van Eck Worldwide Absolute Return...........................
Van Eck Worldwide Hard Assets...............................
Van Kampen UIF Emerging Markets Debt--Class I...............
Van Kampen UIF Emerging Markets Equity--Class I.............
Van Kampen UIF U.S. Real Estate--Class I....................
Important Changes to Investment Divisions--Supplements to
  May 2004 Prospectuses.....................................

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                                        2

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

I am pleased to present you the semi-annual financial report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable product.

The design of your NYLIAC policy gives you the flexibility to customize features and manage your money in the way best suited to your individual investment style, risk tolerance and time horizon. This report can be a valuable resource; it contains important information including performance data, portfolio manager commentaries, individual portfolio holdings and separate account financial statements for each of the investment divisions available to you.(1) I encourage you to review this material and get in touch with your registered representative if you want to review your current policy. Also note there is additional information contained in the enclosed supplement to your prospectus. Please be sure to look it over carefully and keep it for future reference.

Of course, when it comes to protecting your future, it's important to work with a company you can depend on. When you made the decision to do business with us you made a decision to do business with one of the strongest, most respected companies in the industry today. Through decades of ups and downs, we've been there for our policy-owners. And we're committed to continuing this proud tradition.

We appreciate the trust you've placed in us.

/s/ FREDERICK J. SIEVERT
Frederick J. Sievert
President
New York Life Insurance and Annuity Company
(A Delaware Corporation)

(1) The investment divisions offered through NYLIAC's variable products and described herein are different from mutual funds that may have similar names but are available directly to the general public. Investment results may differ.

                                        3
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                                        4

(NEW YORK LIFE LOGO)

August 30, 2004

Dear Policyowner:

     The ability to transfer assets across investment divisions on a tax-deferred basis is a significant benefit that your variable policy with New York Life Insurance and Annuity Corporation provides. We are glad to be able to provide this benefit.

     Transfers, however, could potentially affect policyowners, including you. Frequent transfers by some policyowners could potentially harm other policyowners because the transfers could unnecessarily raise the transactional expenses incurred by the fund and thereby hurt the fund's performance. In addition, a single large transfer could cause unintended harm to policyowners, as it may be disruptive to the management of the fund. For example, the fund manager may maintain a higher amount of liquidity, because of transfers of large amounts, rather than investing for the longer term.

     In an effort to avoid potential harm, we may limit your right to make transfers under your policy. Accordingly, the following paragraphs supplement and amend the Transfers section of your May 1, 2004 prospectus.

     Currently, if you or someone acting on your behalf requests transfers into or out of one or more Investment Divisions on three or more days within any 60-day period and/or requests one transfer of $250,000 or more, we will send you a letter notifying you that a transfer limitation has been exceeded. If we receive an additional transfer request that exceeds either of these limits, we will process the transfer request. Thereafter, we will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made through the U.S. mail or an overnight courier. We will provide you with written notice when we take this action.

     Additionally, orders for the purchase of portfolio shares are subject to acceptance by the relevant Fund. We will reject, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request we reject.

     Blocking your ability to make transfers electronically and by telephone may involve the suspension of your Personal Identification Number ("PIN"). Your PIN is very useful as it allows you to access your policy's values and other helpful information through the telephone or our website. In order to retain your PIN, you may want to modify the amount and/or the frequency of transfer requests.

     We appreciate your business and hope you understand that these transfer limits are in place to protect you and all of our policyowners. We look forward to continuing to be The Company You Keep(R).

                            ------------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010
                                        5
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                                        6

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE (VUL) AND NYLIAC PINNACLE
SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
PERFORMANCE SUMMARY
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDING JUNE 30, 2004

--------------------------------------------------------------------------------

                                                    INCEPTION   YEAR TO                                              SINCE
INVESTMENT DIVISION(1)                               DATE(2)     DATE     1 YEAR   3 YEARS   5 YEARS    10 YEARS   INCEPTION
MainStay VP American Century Income & Growth--
  Initial Class                                       5/1/1998    4.73%    20.81%    1.14%    (0.97)%       N/A       2.17 %
MainStay VP Bond--Initial Class                      1/23/1984   (0.02)%    0.40%    6.35%     6.62%       7.01%      8.83 %
MainStay VP Capital Appreciation--Initial Class      1/29/1993    1.11%    16.20%   (6.31)%   (6.61)%      8.45%      8.04 %
MainStay VP Cash Management--Current Yield as of
  6/30/04 is .67%(3)                                 1/29/1993    0.28%     0.57%    1.23%     2.93%       4.01%      3.86 %
MainStay VP Common Stock--Initial Class              1/23/1984    2.86%    18.79%   (2.81)%   (1.90)%     10.71%     10.74 %
MainStay VP Convertible--Initial Class               10/1/1996    0.72%    12.47%    3.31%     4.75%        N/A       8.44 %
MainStay VP Dreyfus Large Company Value--Initial
  Class                                               5/1/1998    2.86%    19.79%    0.01%     0.30%        N/A       2.06 %
MainStay VP Eagle Asset Management Growth Equity--
  Initial Class                                       5/1/1998   (4.19)%    8.50%   (6.41)%   (0.88)%       N/A       4.22 %
MainStay VP Government--Initial Class                1/29/1993   (0.19)%   (1.00)%   5.29%     5.99%       6.55%      5.97 %
MainStay VP High Yield Corporate Bond--Initial
  Class                                               5/1/1995    2.61%    15.71%   13.36%     7.54%        N/A       9.92 %
MainStay VP S&P 500 Index Equity--Initial Class      1/29/1993    3.27%    18.64%   (0.97)%   (2.45)%     11.48%     10.40 %
MainStay VP Total Return--Initial Class              1/29/1993    1.13%    11.20%   (0.27)%   (0.80)%      8.52%      7.97 %
MainStay VP Value--Initial Class                      5/1/1995    4.00%    22.74%    1.22%     2.44%        N/A       8.90 %
Alger American Leveraged AllCap--Class O Shares      1/25/1995    5.98%    18.51%   (3.88)%   (3.29)%       N/A      15.57 %
Alger American Small Capitalization--Class O
  Shares                                             9/21/1988    8.29%    33.57%    0.52%    (5.88)%      6.17%     10.66 %
American Century VP Inflation Protection--Class II  12/31/2002    1.66%     1.51%     N/A       N/A         N/A       4.28 %
American Century VP International--Class II          8/15/2001    2.27%    21.13%     N/A       N/A         N/A      (2.46)%
American Century VP Value--Class II                  8/14/2001    6.21%    25.19%     N/A       N/A         N/A       7.59 %
Dreyfus IP Technology Growth--Initial Shares         8/31/1999   (2.30)%   18.11%   (6.93)%     N/A         N/A      (7.69)%
Dreyfus VIF Developing Leaders--Initial Shares       8/31/1990    4.49%    23.87%    3.06%     5.35%      10.10%     24.37 %
Fidelity(R) VIP Contrafund(R)--Initial Class          1/3/1995    6.32%    24.65%    6.45%     2.53%        N/A      13.91 %
Fidelity(R) VIP Equity-Income--Initial Class         10/9/1986    3.48%    21.83%    2.42%     1.71%      11.11%     11.00 %
Fidelity(R) VIP Growth--Initial Class                10/9/1986    1.47%    18.81%   (4.95)%   (3.67)%     10.88%     11.34 %
Fidelity(R) VIP Index 500--Initial Class             8/27/1992    3.32%    18.79%   (0.98)%   (2.42)%     11.53%     10.75 %
Fidelity(R) VIP Investment Grade Bond--Initial
  Class                                              12/5/1988    0.04%     0.56%    6.73%     7.12%       7.18%      7.55 %
Fidelity(R) VIP Mid-Cap--Initial Class              12/28/1998    6.17%    35.14%   11.02%    17.51%        N/A      19.26 %
Fidelity(R) VIP Overseas--Initial Class              1/28/1987    0.99%    31.20%    0.89%    (0.59)%      4.94%      6.10 %
Janus Aspen Series Balanced--Institutional Shares    9/13/1993    1.88%     9.32%    2.38%     2.76%      11.77%     11.69 %
Janus Aspen Series Mid Cap Growth--Institutional
  Shares                                             9/13/1993    8.46%    26.07%   (4.54)%   (5.55)%      9.69%     10.04 %
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                             9/13/1993   (3.20)%   12.56%   (7.10)%   (3.13)%      9.93%     10.75 %
MFS(R) Investors Trust Series--Initial Class         10/9/1995    2.24%    14.66%   (2.57)%   (3.54)%       N/A       7.39 %
MFS(R) New Discovery Series--Initial Class            5/1/1998    0.79%    19.54%   (3.85)%    4.35%        N/A       7.03 %
MFS(R) Research Series--Initial Class                7/26/1995    5.17%    18.39%   (3.62)%   (3.31)%       N/A       7.11 %
MFS(R) Utilities Series--Initial Class                1/3/1995    6.07%    19.06%   (2.09)%    1.53%        N/A      11.95 %
Neuberger Berman AMT Mid-Cap Growth--Class I         11/3/1997    7.50%    22.71%   (5.41)%   (0.14)%       N/A       8.33 %
T. Rowe Price Limited-Term Bond Portfolio            5/13/1994   (0.10)%    0.29%    4.57%     5.62%       5.70%      5.68 %
T. Rowe Price Equity Income Portfolio                3/31/1994    4.49%    19.59%    4.04%     3.82%      12.45%     12.32 %
Van Eck Worldwide Absolute Return                     5/1/2003   (1.31)%   (1.21)%    N/A       N/A         N/A      (0.95)%
Van Eck Worldwide Hard Assets                         9/1/1989    3.12%    40.00%   10.38%     8.17%       4.61%      5.22 %
Van Kampen UIF Emerging Markets Debt--Class I        6/16/1997   (3.21)%    5.29%   12.41%    13.68%        N/A       6.40 %
Van Kampen UIF Emerging Markets Equity--Class I      10/1/1996   (2.88)%   30.07%    8.84%     1.30%        N/A       1.21 %
Van Kampen UIF U.S. Real Estate--Class I              3/3/1997    7.19%    29.26%   14.12%    13.53%        N/A      11.03 %
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND THE DEDUCTION OF PORTFOLIO INVESTMENT MANAGEMENT AND OPERATING EXPENSES. IT DOES NOT REFLECT THE POLICY'S SALES EXPENSE CHARGE, STATE AND FEDERAL TAX CHARGE, MONTHLY CONTRACT CHARGE, PER $1,000 OF FACE AMOUNT CHARGE, MORTALITY AND EXPENSE RISK CHARGE AND COST OF INSURANCE CHARGES. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD BE LOWER. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN ACHIEVED UNDER THE POLICY DURING THE PERIODS SHOWN.

THE ADVISORS TO SOME OF THE INVESTMENT DIVISIONS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary.

(2) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(3) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ARE ISSUED BY NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE CORPORATION), A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY, 51 MADISON AVE., NY, NY 10010. THE POLICIES ARE DISTRIBUTED BY NYLIFE DISTRIBUTORS LLC, MEMBER NASD.

THIS IS NOT VALID UNLESS ACCOMPANIED BY THE NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE POLICY VALUES PAGES.

NYLIAC PINNACLE VUL POLICY VALUES(1):

BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$5,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

--------------------------------------------------------------------------------

                                                       INCEPTION                        POLICY VALUES                 SINCE
INVESTMENT DIVISION(3)                                  DATE(4)     1 YEAR    3 YEARS      5 YEARS      10 YEARS    INCEPTION
MainStay VP American Century Income & Growth--
  Initial Class                                          5/1/1998   43,765    180,793      292,981         N/A        487,483
MainStay VP Bond--Initial Class                         1/23/1984   34,227    163,865      315,988        942,237   3,372,831
MainStay VP Capital Appreciation--Initial Class         1/29/1993   40,785    157,682      233,885        750,359   1,005,399
MainStay VP Cash Management(5)                          1/29/1993   34,365    151,423      277,973        794,145   1,011,246
MainStay VP Common Stock--Initial Class                 1/23/1984   42,674    168,782      266,993        920,278   4,795,282
MainStay VP Convertible--Initial Class                  10/1/1996   39,881    175,705      303,618         N/A        696,716
MainStay VP Dreyfus Large Company Value--Initial
  Class                                                  5/1/1998   43,361    174,621      298,266         N/A        485,819
MainStay VP Eagle Asset Management Growth Equity--
  Initial Class                                          5/1/1998   38,550    154,236      240,339         N/A        442,348
MainStay VP Government--Initial Class                   1/29/1993   33,644    158,895      305,782        910,894   1,152,875
MainStay VP High Yield Corporate Bond--Initial Class     5/1/1995   40,729    202,606      366,488         N/A      1,032,806
MainStay VP S&P 500--Initial Class                      1/29/1993   42,675    174,706      276,602        945,015   1,292,207
MainStay VP Total Return--Initial Class                 1/29/1993   38,884    164,959      269,561        855,819   1,120,253
MainStay VP Value--Initial Class                         5/1/1995   45,147    178,226      320,867         N/A        894,666
Alger American Leveraged AllCap--Class O Shares         1/25/1995   42,428    169,885      255,061         N/A        965,074
Alger American Small Capitalization--Class O Shares     9/21/1988   48,168    191,576      272,130        733,358   1,861,704
American Century VP Inflation Protection--Class II     12/31/2002   34,227      N/A        N/A             N/A         99,653
American Century VP International--Class II             8/15/2001   42,850      N/A        N/A             N/A        172,640
American Century VP Value--Class II                     8/14/2001   45,213      N/A        N/A             N/A        198,289
Dreyfus IP Technology Growth--Initial Shares            8/31/1999   42,550    170,747      N/A             N/A        254,350
Dreyfus VIF Developing Leaders--Initial Shares          8/31/1990   43,980    175,993      306,189        975,218   3,161,097
Fidelity(R) VIP Contrafund(R)--Initial Class             1/3/1995   44,182    187,510      313,978         N/A      1,061,753
Fidelity(R) VIP Equity-Income--Initial Class            10/9/1986   44,083    181,192      316,159      1,019,296   3,778,776
Fidelity(R) VIP Growth--Initial Class                   10/9/1986   43,221    170,559      258,143        888,020   3,505,472
Fidelity(R) VIP Index 500--Initial Class                8/27/1992   42,737    174,846      276,793        946,224   1,387,390
Fidelity(R) VIP Investment Grade Bond--Initial Class    12/5/1988   34,261    164,351      319,038        956,686   1,966,162
Fidelity(R) VIP Mid-Cap--Initial Class                 12/28/1998   48,903    208,276      403,479         N/A        533,422
Fidelity(R) VIP Overseas--Initial Class                 1/28/1987   45,401    173,926      271,133        767,222   2,046,192
Janus Aspen Series Balanced--Institutional Shares       9/13/1993   38,189    166,136      289,099      1,059,153   1,283,169
Janus Aspen Series Mid Cap Growth--Institutional
  Shares                                                9/13/1993   44,675    178,776      247,156        824,750   1,022,036
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                                9/13/1993   37,987    145,270      222,014        785,828     996,553
MFS(R) Investors Trust Series--Initial Class            10/9/1995   41,485    168,167      268,212         N/A        709,755
MFS(R) New Discovery Series--Initial Class               5/1/1998   42,756    166,920      276,755         N/A        500,031
MFS(R) Research Series--Initial Class                   7/26/1995   43,101    171,845      263,896         N/A        700,177
MFS(R) Utilities Series--Initial Class                   1/3/1995   42,382    184,501      295,338         N/A        957,164
Neuberger Berman AMT Mid-Cap Growth--Class I            11/3/1997   44,785    173,257      263,470         N/A        498,421
T. Rowe Price Limited-Term Bond                         5/13/1994   34,172    158,253      301,840        885,254     985,101
T. Rowe Price Equity Income                             3/31/1994   43,468    182,537      334,108      1,120,193   1,272,536
Van Eck Worldwide Absolute Return                        5/1/2003   33,020      N/A        N/A             N/A        101,463
Van Eck Worldwide Hard Assets                            9/1/1989   50,551    207,195      371,951        957,694   1,725,508
Van Kampen UIF Emerging Markets Debt--Class I           6/16/1997   35,984    186,962      374,463         N/A        620,489
Van Kampen UIF Emerging Markets Equity--Class I         10/1/1996   44,891    188,996      294,961         N/A        654,880
Van Kampen UIF U.S. Real Estate                          3/3/1997   44,255    197,235      395,417         N/A        830,186
-----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND THE DEDUCTION OF PORTFOLIO INVESTMENT MANAGEMENT AND OPERATING EXPENSES. IT DOES NOT REFLECT THE POLICY'S SALES EXPENSE CHARGE, STATE AND FEDERAL TAX CHARGE, MONTHLY CONTRACT CHARGE, PER $1,000 OF FACE AMOUNT CHARGE, MORTALITY AND EXPENSE RISK CHARGE AND COST OF INSURANCE CHARGES. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD BE LOWER. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN ACHIEVED UNDER THE POLICY DURING THE PERIODS SHOWN.

THE ADVISORS TO SOME OF THE INVESTMENT DIVISIONS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) The NYLIAC Pinnacle VUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending July 30, 2004. The policy values assume a $100,000 annual premium is allocated to each individual Investment Division. It also assumes the insured is a 50 year-old male preferred risk class, a level death benefit option with a policy face amount of $5,000,000 purchased on the day that the underlying Portfolio was established.

(2) The Policy Values are based on the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), for policy years 1-5, a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have right to charge.) We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete charges and expenses under the policy, age, sex, and underwriting classification of the insured(s).

(3) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary.

(4) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ARE ISSUED BY NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE CORPORATION), A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY, 51 MADISON AVE., NY, NY 10010. THE POLICIES ARE DISTRIBUTED BY NYLIFE DISTRIBUTORS LLC, MEMBER NASD.

THIS IS NOT VALID UNLESS ACCOMPANIED BY THE NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY.

NYLIAC PINNACLE SVUL POLICY VALUES(1):

BASED ON HISTORICAL INVESTMENT RESULTS THROUGH JUNE 30, 2004
$10,000,000 OF INITIAL INSURANCE PROTECTION AND CURRENT POLICY CHARGES(2)

--------------------------------------------------------------------------------

                                                      INCEPTION                       POLICY VALUES                 SINCE
INVESTMENT DIVISION(3)                                 DATE(4)    1 YEAR    3 YEARS      5 YEARS      10 YEARS    INCEPTION
MainStay VP American Century Income & Growth--
  Initial Class                                         5/1/1998  168,303   566,187       884,118        N/A       1,274,708
MainStay VP Bond--Initial Class                        1/23/1984  138,373   500,192       924,525     2,396,615    8,489,802
MainStay VP Capital Appreciation--Initial Class        1/29/1993  152,075   487,243       702,566     1,958,783    2,595,290
MainStay VP Cash Management(5)                         1/29/1993  134,407   461,966       815,829     2,016,495    2,522,705
MainStay VP Common Stock--Initial Class                1/23/1984  161,976   526,348       807,501     2,423,069   12,088,128
MainStay VP Convertible--Initial Class                 10/1/1996  153,237   543,978       913,937        N/A       1,814,701
MainStay VP Dreyfus Large Company Value--Initial
  Class                                                 5/1/1998  163,223   541,484       887,106        N/A       1,272,735
MainStay VP Eagle Asset Management Growth Equity--
  Initial Class                                         5/1/1998  144,657   477,619       730,039        N/A       1,156,257
MainStay VP Government--Initial Class                  1/29/1993  138,149   487,739       898,286     2,321,043    2,893,588
MainStay VP High Yield Corporate Bond--Initial Class    5/1/1995  156,620   629,290     1,082,000        N/A       2,628,207
MainStay VP S&P 500--Initial Class                     1/29/1993  161,966   542,848       832,719     2,495,398    3,346,522
MainStay VP Total Return--Initial Class                1/29/1993  149,320   508,037       801,401     2,214,792    2,866,496
MainStay VP Value--Initial Class                        5/1/1995  169,474   557,544       952,766        N/A       2,284,734
Alger American Leveraged AllCap--Class O Shares        1/25/1995  160,212   531,135       782,263        N/A       2,569,724
Alger American Small Capitalization--Class O Shares    9/21/1988  173,104   601,708       842,677     1,930,631    4,812,038
American Century VP Inflation Protection--Class II    12/31/2002  139,572     N/A          N/A           N/A         303,079
American Century VP International--Class II            8/15/2001  161,709     N/A          N/A           N/A         514,080
American Century VP Value--Class II                    8/14/2001  170,719     N/A          N/A           N/A         595,131
Dreyfus IP Technology Growth--Initial Shares           8/31/1999  156,241   537,875        N/A           N/A         733,855
Dreyfus VIF Developing Leaders--Initial Shares         8/31/1990  162,282   559,840       939,852     2,581,124    8,705,701
Fidelity(R) VIP Contrafund(R)--Initial Class            1/3/1995  165,628   581,539       939,043        N/A       2,769,432
Fidelity(R) VIP Equity-Income--Initial Class           10/9/1986  166,871   566,588       944,809     2,664,897    9,454,205
Fidelity(R) VIP Growth--Initial Class                  10/9/1986  161,009   531,109       784,351     2,337,834    8,878,231
Fidelity(R) VIP Index 500--Initial Class               8/27/1992  162,173   543,953       834,268     2,499,287    3,597,323
Fidelity(R) VIP Investment Grade Bond--Initial Class   12/5/1988  139,128   504,676       936,927     2,437,954    4,924,865
Fidelity(R) VIP Mid-Cap--Initial Class                12/28/1998  178,635   646,749     1,227,535        N/A       1,509,457
Fidelity(R) VIP Overseas--Initial Class                1/28/1987  165,689   545,433       821,509     1,979,116    5,137,140
Janus Aspen Series Balanced--Institutional Shares      9/13/1993  150,193   513,894       863,607     2,783,847    3,320,346
Janus Aspen Series Mid Cap Growth--Institutional
  Shares                                               9/13/1993  167,783   557,988       757,644     2,202,250    2,631,245
Janus Aspen Series Worldwide Growth--Institutional
  Shares                                               9/13/1993  143,629   455,978       678,430     2,075,289    2,584,831
MFS(R) Investors Trust Series--Initial Class           10/9/1995  158,826   524,382       808,733        N/A       1,824,792
MFS(R) New Discovery Series--Initial Class              5/1/1998  156,412   528,491       865,235        N/A       1,321,172
MFS(R) Research Series--Initial Class                  7/26/1995  164,009   538,869       803,317        N/A       1,816,077
MFS(R) Utilities Series--Initial Class                  1/3/1995  168,676   588,301       903,710        N/A       2,492,122
Neuberger Berman AMT Mid-Cap Growth--Class I           11/3/1997  168,392   550,433       821,647        N/A       1,312,646
T. Rowe Price Limited-Term Bond                        5/13/1994  135,525   483,986       886,510     2,248,152    2,463,659
T. Rowe Price Equity Income                            3/31/1994  166,921   574,229       997,721     2,939,395    3,268,902
Van Eck Worldwide Absolute Return                       5/1/2003  130,037     N/A          N/A           N/A         293,149
Van Eck Worldwide Hard Assets                           9/1/1989  188,359   665,160     1,137,163     2,481,071    4,337,462
Van Kampen UIF Emerging Markets Debt--Class I          6/16/1997  143,614   591,281     1,124,053        N/A       1,866,065
Van Kampen UIF Emerging Markets Equity--Class I        10/1/1996  162,568   592,619       903,080        N/A       1,650,872
Van Kampen UIF U.S. Real Estate                         3/3/1997  159,574   609,691     1,162,472        N/A       2,179,407
----------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE FIGURES SHOWN. THE INVESTMENT RETURN AND THE ACCUMULATION VALUE OF YOUR POLICY WILL FLUCTUATE SO THAT YOUR CONTRACT, WHEN SURRENDERED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PERFORMANCE REFLECTS THE PERCENTAGE CHANGE FOR THE PERIOD SHOWN WITH CAPITAL GAINS AND DIVIDENDS REINVESTED AND THE DEDUCTION OF PORTFOLIO INVESTMENT MANAGEMENT AND OPERATING EXPENSES. IT DOES NOT REFLECT THE POLICY'S SALES EXPENSE CHARGE, STATE AND FEDERAL TAX CHARGE, MONTHLY CONTRACT CHARGE, PER $1,000 OF FACE AMOUNT CHARGE, MORTALITY AND EXPENSE RISK CHARGE AND COST OF INSURANCE CHARGES. HAD THESE EXPENSES BEEN DEDUCTED, TOTAL RETURNS WOULD BE LOWER. CONSEQUENTLY, THE RETURNS SHOWN ARE GREATER THAN ACTUAL RETURNS THAT WOULD HAVE BEEN ACHIEVED UNDER THE POLICY DURING THE PERIODS SHOWN.

THE ADVISORS TO SOME OF THE INVESTMENT DIVISIONS HAVE ASSUMED OR REDUCED SOME OF THOSE PORTFOLIOS' FEES AND EXPENSES. HAD THESE EXPENSES NOT BEEN ASSUMED OR REDUCED, THE TOTAL RETURN FOR THESE INVESTMENT DIVISIONS WOULD HAVE BEEN LOWER.

(1) The NYLIAC Pinnacle SVUL Policy Values table is designed to demonstrate how the investment experience of each Investment Division, of the VUL Separate Account-I, would have affected the policy cash value of hypothetical policies held for the specified time periods ending July 30, 2004. The illustration assumes a $200,000 annual premium is allocated to each individual Investment Division. It also assumes the insureds are a 50 year-old male preferred risk class and a 50 year-old female preferred risk class, a level death benefit option with a policy face amount of $10,000,000 purchased on the day that the underlying Portfolio was established.

(2) The Policy Values are based on the policy's current charges and expenses. These include the policy's sales expense charge (for premiums paid up to the target premium: 56.75% in the first policy year, 26.75% for policy years 2-5, 1.75% for policy year 6, and for policy years 7 and beyond the charge is 0.75%; and for premiums paid in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond), a state tax charge (2.00% from all premiums paid), a federal tax charge (1.25% from all premiums paid for non-qualified policies), a monthly contract charge ($100 in the first policy year and $25 in policy years 2 and beyond is deducted from the policy cash value monthly), for policy years 1-5, a per $1,000 of face amount charge ($0.03 per $1,000 of the policy's face amount and any term rider insurance benefit, is deducted from the policy cash value monthly), a mortality and expense risk charge (deducted monthly from the assets in the separate account: up to .55% in policy years 1-20, up to .35% in policy years 21 and beyond), cost of insurance charges, and total portfolio operating expenses. If guaranteed charges and expenses were used, the results would have been lower. (Current charges represent the amount we charge today. Guaranteed charges represent the amount we have right to charge.) We recommend that you obtain a personalized illustration which takes into account the amount of insurance purchased, complete charges and expenses under the policy, age, sex, and underwriting classification of the insured(s).

(3) The Investment Divisions offered through NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL are different from mutual funds that may have similar names but are available directly to the public. Investment results will vary.

(4) The Inception Date is the date the underlying portfolio was established, not the date the portfolio was added as an Investment Division to the Separate Account. NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL were first introduced for sale on 6/11/01. For the period from the Inception Date, until June 11, 2001, values assume that the NYLIAC Pinnacle VUL and NYLIAC Pinnacle SVUL policies were available, which they were not.

(5) An investment in the MainStay VP Cash Management Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency and there can be no assurance that the Portfolio will be able to maintain a stable net asset value. The current yield more closely reflects the portfolio's earnings than the total return figures shown. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE ARE ISSUED BY NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (A DELAWARE CORPORATION), A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY, 51 MADISON AVE., NY, NY 10010. THE POLICIES ARE DISTRIBUTED BY NYLIFE DISTRIBUTORS LLC, MEMBER NASD.

THIS IS NOT VALID UNLESS ACCOMPANIED BY THE NYLIAC PINNACLE VARIABLE UNIVERSAL LIFE AND NYLIAC PINNACLE SURVIVORSHIP VARIABLE UNIVERSAL LIFE PERFORMANCE SUMMARY.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

                              FINANCIAL STATEMENTS

            GROUP 1 POLICIES:                Variable Universal Life
                                             Survivorship Variable Universal
                                             Life - Series 1

            GROUP 2 POLICIES:                Variable Universal Life 2000 - Series 1
                                             Single Premium Variable Universal
                                             Life - Series 1

            GROUP 3 POLICIES:                Pinnacle Variable Universal Life
                                             Pinnacle Survivorship Variable Universal
                                             Life

            GROUP 4 POLICIES:                Variable Universal Life 2000 - Series 2
                                             Survivorship Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 2
                                             Single Premium Variable Universal
                                             Life - Series 3
                                             Variable Universal Life Provider

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2004
(Unaudited)


                                                                            MAINSTAY VP
                                                           MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                              BOND--       APPRECIATION--        CASH
                                                          INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 25,900,435     $224,641,739     $ 38,116,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         31,859          318,876           45,406
    Administrative charges..............................          3,479           42,817            4,981
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,865,097     $224,280,046     $ 38,066,244
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $ 14,176,369     $171,159,793     $ 19,259,539
    Group 2 Policies....................................      9,107,096       50,183,700       12,466,394
    Group 3 Policies....................................        427,799          219,834        3,631,944
    Group 4 Policies....................................      2,153,833        2,716,719        2,708,367
    Net assets retained in the Separate Accounts by
      New York Life Insurance and Annuity Corporation...             --               --               --
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 25,865,097     $224,280,046     $ 38,066,244
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      18.19     $      19.10     $       1.40
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      13.44     $       7.21     $       1.11
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $      11.48     $       9.15     $       1.04
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.20     $      10.26     $       1.02
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 26,175,806     $236,311,013     $ 38,117,484
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                        MAINSTAY VP
     MAINSTAY VP                                         HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
        COMMON        MAINSTAY VP      MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP
       STOCK--       CONVERTIBLE--     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    --------------------------------------------------------------------------------------------------------------------
     $ 92,247,189     $ 28,551,334     $ 19,429,905     $ 72,555,769     $ 16,675,562     $ 12,781,431     $ 16,726,713

          127,463           33,961           23,776           93,331           21,271           15,575           18,836
           15,499            2,429            2,810           11,270            2,656            2,104            2,180
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 92,104,227     $ 28,514,944     $ 19,403,319     $ 72,451,168     $ 16,651,635     $ 12,763,752     $ 16,705,697
     ============     ============     ============     ============     ============     ============     ============
     $ 61,585,813     $  9,884,930     $ 11,572,344     $ 45,028,014     $ 10,876,864     $  3,149,442     $  4,268,911
       27,765,105       15,613,074        5,694,343       20,806,313        4,469,064        2,498,346        4,900,331
          246,306          223,498          147,710          664,161               --               --               --
        2,507,003        2,793,442        1,988,922        5,952,680        1,305,707        1,333,958        2,667,793
               --               --               --               --               --        5,782,006        4,868,662
     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     $ 92,104,227     $ 28,514,944     $ 19,403,319     $ 72,451,168     $ 16,651,635     $ 12,763,752     $ 16,705,697
     ============     ============     ============     ============     ============     ============     ============
     $      25.12     $      17.64     $      17.09     $      22.33     $      16.56     $      11.56     $       9.74
     ============     ============     ============     ============     ============     ============     ============
     $       9.45     $      12.39     $      13.13     $      14.28     $      10.18     $      11.71     $      10.14
     ============     ============     ============     ============     ============     ============     ============
     $       9.50     $      11.65     $      11.06     $      14.37     $         --     $         --     $         --
     ============     ============     ============     ============     ============     ============     ============
     $      10.87     $      11.76     $      10.85     $      13.71     $      12.31     $      12.37     $      11.40
     ============     ============     ============     ============     ============     ============     ============
     $109,116,329     $ 27,284,311     $ 19,936,976     $ 68,478,723     $ 15,001,277     $ 11,000,688     $ 15,275,636
     ============     ============     ============     ============     ============     ============     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                           MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                             MID CAP          S&P 500         SMALL CAP
                                                             VALUE--          INDEX--          GROWTH--
                                                          INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                          ------------------------------------------------
ASSETS:
  Investment at net asset value.........................   $ 21,373,441     $213,425,541     $ 17,088,818

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................         25,759          286,816           20,170
    Administrative charges..............................          2,883           34,854            2,288
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,344,799     $213,103,871     $ 17,066,360
                                                           ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................   $  5,774,675     $138,489,268     $  4,268,429
    Group 2 Policies....................................      6,913,713       62,377,801        5,352,345
    Group 3 Policies....................................             --          991,583               --
    Group 4 Policies....................................      2,978,725       11,245,219        2,463,155
    Net assets retained in the Separate Accounts by New
      York Life Insurance and Annuity Corporation.......      5,677,686               --        4,982,431
                                                           ------------     ------------     ------------
      Total net assets..................................   $ 21,344,799     $213,103,871     $ 17,066,360
                                                           ============     ============     ============
    Group 1 variable accumulation unit value............   $      11.36     $      28.06     $       9.96
                                                           ============     ============     ============
    Group 2 variable accumulation unit value............   $      11.42     $       9.20     $      10.24
                                                           ============     ============     ============
    Group 3 variable accumulation unit value............   $         --     $      10.39     $         --
                                                           ============     ============     ============
    Group 4 variable accumulation unit value............   $      11.53     $      11.31     $      11.84
                                                           ============     ============     ============
Identified Cost of Investment...........................   $ 18,185,146     $201,245,256     $ 15,313,438
                                                           ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                     MAINSTAY VP                     MAINSTAY VP
                                      AMERICAN       MAINSTAY VP     EAGLE ASSET        ALGER             ALGER
     MAINSTAY VP                       CENTURY      DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN
        TOTAL        MAINSTAY VP      INCOME &         COMPANY         GROWTH         LEVERAGED           SMALL
      RETURN--         VALUE--        GROWTH--         VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES
    -----------------------------------------------------------------------------------------------------------------
    $ 56,681,896    $ 61,664,025    $  6,035,769    $  7,275,435    $ 16,684,645     $     51,883      $ 28,464,333

          78,770          83,551           6,729           8,088          20,312               --            37,433
          10,559          10,638             383             383             871               --             3,819
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 56,592,567    $ 61,569,836    $  6,028,657    $  7,266,964    $ 16,663,462     $     51,883      $ 28,423,081
    ============    ============    ============    ============    ============     ============      ============
    $ 42,489,156    $ 41,997,034    $  1,547,846    $  1,586,734    $  3,529,248     $         --      $ 15,223,094
      12,560,024      15,820,987       3,625,907       4,792,282      12,021,944               --        11,549,761
         132,366         642,167         256,500          87,795         183,917           51,883           477,549
       1,411,021       3,109,648         598,404         800,153         928,353               --         1,172,677
              --              --              --              --              --               --                --
    ------------    ------------    ------------    ------------    ------------     ------------      ------------
    $ 56,592,567    $ 61,569,836    $  6,028,657    $  7,266,964    $ 16,663,462     $     51,883      $ 28,423,081
    ============    ============    ============    ============    ============     ============      ============
    $      19.74    $      20.50    $       9.10    $       9.80    $       6.64     $         --      $       9.87
    ============    ============    ============    ============    ============     ============      ============
    $       9.65    $      12.25    $       9.47    $      10.44    $       8.99     $         --      $       7.45
    ============    ============    ============    ============    ============     ============      ============
    $      10.35    $      10.51    $      11.02    $      10.87    $       8.91     $      12.64      $      11.72
    ============    ============    ============    ============    ============     ============      ============
    $      10.96    $      10.72    $      11.67    $      10.94    $      10.09     $         --      $      12.75
    ============    ============    ============    ============    ============     ============      ============
    $ 61,027,541    $ 58,944,158    $  5,518,633    $  6,760,532    $ 17,554,545     $     50,285      $ 23,097,112
    ============    ============    ============    ============    ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                          AMERICAN
                                                         CENTURY VP        AMERICAN          AMERICAN
                                                         INFLATION        CENTURY VP        CENTURY VP        CALVERT
                                                        PROTECTION--    INTERNATIONAL--      VALUE--           SOCIAL
                                                          CLASS II         CLASS II          CLASS II         BALANCED
                                                       ------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $     11,944     $      5,502      $    200,774     $  3,525,405

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --               --                --            4,401
    Administrative charges...........................             --               --                --              359
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $     11,944     $      5,502      $    200,774     $  3,520,645
                                                        ============     ============      ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --     $         --      $         --     $  1,430,078
    Group 2 Policies.................................             --               --                --        1,805,800
    Group 3 Policies.................................         11,944            5,502           200,774               --
    Group 4 Policies.................................             --               --                --          284,767
                                                        ------------     ------------      ------------     ------------
      Total net assets...............................   $     11,944     $      5,502      $    200,774     $  3,520,645
                                                        ============     ============      ============     ============
    Group 1 variable accumulation unit value.........   $         --     $         --      $         --     $      14.35
                                                        ============     ============      ============     ============
    Group 2 variable accumulation unit value.........   $         --     $         --      $         --     $      10.16
                                                        ============     ============      ============     ============
    Group 3 variable accumulation unit value.........   $       9.90     $      12.25      $      13.47     $         --
                                                        ============     ============      ============     ============
    Group 4 variable accumulation unit value.........   $         --     $         --      $         --     $      11.40
                                                        ============     ============      ============     ============
Identified Cost of Investment........................   $     12,198     $      5,523      $    166,383     $  3,452,843
                                                        ============     ============      ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                   FIDELITY(R)
                                                             FIDELITY(R)                                               VIP
      DREYFUS IP       DREYFUS VIF        FIDELITY(R)            VIP           FIDELITY(R)       FIDELITY(R)       INVESTMENT
      TECHNOLOGY        DEVELOPING            VIP              EQUITY-             VIP               VIP              GRADE
       GROWTH--         LEADERS--       CONTRAFUND(R)--       INCOME--          GROWTH--         INDEX 500--         BOND--
    INITIAL SHARES    INITIAL SHARES     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $  5,658,777      $    192,731       $104,342,770      $ 42,095,180      $    284,579      $    903,399      $     25,444

            5,893                --            140,364            53,709                --                --                --
              526                --             16,123             5,997                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  5,652,358      $    192,731       $104,186,283      $ 42,035,474      $    284,579      $    903,399      $     25,444
     ============      ============       ============      ============      ============      ============      ============
     $  2,179,103      $         --       $ 64,022,482      $ 24,607,443      $         --      $         --      $         --
        2,217,600                --         34,985,105        14,395,382                --                --                --
           73,211           192,731            974,818           277,675           284,579           903,399            25,444
        1,182,444                --          4,203,878         2,754,974                --                --                --
     ------------      ------------       ------------      ------------      ------------      ------------      ------------
     $  5,652,358      $    192,731       $104,186,283      $ 42,035,474      $    284,579      $    903,399      $     25,444
     ============      ============       ============      ============      ============      ============      ============
     $       8.58      $         --       $      20.06      $      17.29      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $       8.90      $         --       $      11.75      $      11.94      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $      11.25      $      13.32       $      12.21      $      11.56      $       9.19      $      10.07      $      10.70
     ============      ============       ============      ============      ============      ============      ============
     $      11.32      $         --       $      12.20      $      11.47      $         --      $         --      $         --
     ============      ============       ============      ============      ============      ============      ============
     $  5,362,172      $    155,360       $ 95,320,652      $ 39,964,135      $    248,043      $    893,030      $     26,368
     ============      ============       ============      ============      ============      ============      ============


      FIDELITY(R)
          VIP
       MID CAP--
     INITIAL CLASS
     -------------
     $  1,274,668
               --
               --
     ------------
     $  1,274,668
     ============
     $         --
               --
        1,274,668
               --
     ------------
     $  1,274,668
     ============
     $         --
     ============
     $         --
     ============
     $      13.68
     ============
     $         --
     ============
     $  1,178,996
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)

                                                                                             JANUS ASPEN       JANUS ASPEN
                                                                           JANUS ASPEN         SERIES            SERIES
                                                         FIDELITY(R)         SERIES            MID CAP          WORLDWIDE
                                                             VIP           BALANCED--         GROWTH--          GROWTH--
                                                         OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                        INITIAL CLASS        SHARES            SHARES            SHARES
                                                       ---------------------------------------------------------------------
ASSETS:
  Investment at net asset value......................   $    360,353      $ 97,594,021      $     90,430      $ 93,087,186

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges...............             --           125,551                --           124,283
    Administrative charges...........................             --            10,545                --            12,275
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    360,353      $ 97,457,925      $     90,430      $ 92,950,628
                                                        ============      ============      ============      ============
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies.................................   $         --      $ 41,937,720      $         --      $ 49,411,143
    Group 2 Policies.................................             --        50,531,508                --        41,144,445
    Group 3 Policies.................................        360,353           346,896            90,430           223,706
    Group 4 Policies.................................             --         4,641,801                --         2,171,334
                                                        ------------      ------------      ------------      ------------
      Total net assets...............................   $    360,353      $ 97,457,925      $     90,430      $ 92,950,628
                                                        ============      ============      ============      ============
    Group 1 variable accumulation unit value.........   $         --      $      20.27      $         --      $      14.78
                                                        ============      ============      ============      ============
    Group 2 variable accumulation unit value.........   $         --      $      11.46      $         --      $       8.07
                                                        ============      ============      ============      ============
    Group 3 variable accumulation unit value.........   $      11.40      $      10.92      $      11.29      $       9.16
                                                        ============      ============      ============      ============
    Group 4 variable accumulation unit value.........   $         --      $      11.00      $         --      $       9.82
                                                        ============      ============      ============      ============
Identified Cost of Investment........................   $    364,628      $ 98,474,308      $     85,916      $128,152,900
                                                        ============      ============      ============      ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

       MFS(R)          MFS(R)                                         NEUBERGER        T. ROWE         T. ROWE
      INVESTORS          NEW           MFS(R)          MFS(R)          BERMAN           PRICE           PRICE          VAN ECK
        TRUST         DISCOVERY       RESEARCH        UTILITIES          AMT           EQUITY         LIMITED-        WORLDWIDE
      SERIES--        SERIES--        SERIES--        SERIES--         MID-CAP         INCOME         TERM BOND       ABSOLUTE
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS      GROWTH         PORTFOLIO       PORTFOLIO        RETURN
    -----------------------------------------------------------------------------------------------------------------------------
    $     54,655    $     33,627    $        183    $      4,414    $     66,241    $ 26,765,331    $    161,686    $     11,836

              --              --              --              --              --          29,899              --              --
              --              --              --              --              --           2,001              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     54,655    $     33,627    $        183    $      4,414    $     66,241    $ 26,733,431    $    161,686    $     11,836
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $  8,414,721    $         --    $         --
              --              --              --              --              --      14,521,591              --              --
          54,655          33,627             183           4,414          66,241         672,110         161,686          11,836
              --              --              --              --              --       3,125,009              --              --
    ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
    $     54,655    $     33,627    $        183    $      4,414    $     66,241    $ 26,733,431    $    161,686    $     11,836
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      12.42    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      12.56    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $       9.84    $      10.62    $      10.61    $      13.65    $      11.20    $      11.34    $      10.51    $       9.81
    ============    ============    ============    ============    ============    ============    ============    ============
    $         --    $         --    $         --    $         --    $         --    $      11.41    $         --    $         --
    ============    ============    ============    ============    ============    ============    ============    ============
    $     56,406    $     32,237    $        172    $      3,534    $     58,798    $ 23,949,113    $    165,675    $     12,067
    ============    ============    ============    ============    ============    ============    ============    ============


        VAN ECK
       WORLDWIDE
         HARD
        ASSETS
     -------------
     $     16,458
               --
               --
     ------------
     $     16,458
     ============
     $         --
               --
           16,458
               --
     ------------
     $     16,458
     ============
     $         --
     ============
     $         --
     ============
     $      11.71
     ============
     $         --
     ============
     $     16,849
     ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of June 30, 2004
(Unaudited)


                                                           VAN KAMPEN      VAN KAMPEN       VAN KAMPEN
                                                          UIF EMERGING    UIF EMERGING       UIF U.S.
                                                            MARKETS         MARKETS            REAL
                                                             DEBT--         EQUITY--         ESTATE--
                                                            CLASS I         CLASS I          CLASS I
                                                          ----------------------------------------------
ASSETS:
  Investment at net asset value.........................  $    19,304     $17,109,089      $     5,669

LIABILITIES:
  Liability to New York Life Insurance and Annuity
    Corporation for:
    Mortality and expense risk charges..................           --          22,077               --
    Administrative charges..............................           --           2,353               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    19,304     $17,084,659      $     5,669
                                                          ===========     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Total Net Assets of Policyowners:
    Group 1 Policies....................................  $        --     $ 9,815,783      $        --
    Group 2 Policies....................................           --       6,594,960               --
    Group 3 Policies....................................       19,304          32,478            5,669
    Group 4 Policies....................................           --         641,438               --
                                                          -----------     -----------      -----------
      Total net assets..................................  $    19,304     $17,084,659      $     5,669
                                                          ===========     ===========      ===========
    Group 1 variable accumulation unit value............  $        --     $     10.65      $        --
                                                          ===========     ===========      ===========
    Group 2 variable accumulation unit value............  $        --     $     10.94      $        --
                                                          ===========     ===========      ===========
    Group 3 variable accumulation unit value............  $     10.59     $     11.74      $     12.87
                                                          ===========     ===========      ===========
    Group 4 variable accumulation unit value............  $        --     $     12.06      $        --
                                                          ===========     ===========      ===========
Identified Cost of Investment...........................  $    18,285     $13,980,126      $     5,634
                                                          ===========     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the six months ended June 30, 2004
(Unaudited)


                                                          MAINSTAY VP                       MAINSTAY VP
                                         MAINSTAY VP        CAPITAL        MAINSTAY VP         COMMON        MAINSTAY VP
                                            BOND--       APPRECIATION--        CASH           STOCK--       CONVERTIBLE--
                                        INITIAL CLASS    INITIAL CLASS      MANAGEMENT     INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $    105,128     $         --     $         --
 Mortality and expense risk charges....       (65,138)        (637,067)         (89,432)        (247,755)         (66,696)
 Administrative charges................        (7,197)         (85,829)          (9,668)         (30,234)          (4,791)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......       (72,335)        (722,896)           6,028         (277,989)         (71,487)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     2,011,160        5,622,244       13,218,167        2,123,340          597,938
 Cost of investments sold..............    (1,915,024)      (6,241,061)     (13,218,730)      (3,076,420)        (692,864)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................        96,136         (618,817)            (563)        (953,080)         (94,926)
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......      (115,636)       3,067,381               59        3,498,388          279,707
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....       (19,500)       2,448,564             (504)       2,545,308          184,781
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $    (91,835)    $  1,725,668     $      5,524     $  2,267,319     $    113,294
                                         ============     ============     ============     ============     ============

                                                                                                             MAINSTAY VP
                                                                                                               AMERICAN
                                         MAINSTAY VP      MAINSTAY VP      MAINSTAY VP                         CENTURY
                                           S&P 500         SMALL CAP          TOTAL         MAINSTAY VP        INCOME &
                                           INDEX--          GROWTH--         RETURN--         VALUE--          GROWTH--
                                        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                        ----------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income.......................  $         --     $         --     $         --     $         --     $         --
 Mortality and expense risk charges....      (555,495)         (37,897)        (158,275)        (161,142)         (12,796)
 Administrative charges................       (67,771)          (4,328)         (21,325)         (20,621)            (727)
                                         ------------     ------------     ------------     ------------     ------------
     Net investment income (loss)......      (623,266)         (42,225)        (179,600)        (181,763)         (13,523)
                                         ------------     ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.....     3,660,417          345,875        1,604,175        2,371,472          523,458
 Cost of investments sold..............    (3,604,296)        (306,810)      (1,479,508)      (2,334,586)        (468,065)
                                         ------------     ------------     ------------     ------------     ------------
     Net realized gain (loss) on
       investments.....................        56,121           39,065          124,667           36,886           55,393
 Realized gain distribution received...            --               --               --               --               --
 Change in unrealized appreciation
   (depreciation) on investments.......     6,533,765          298,927          509,222        2,294,799          191,838
                                         ------------     ------------     ------------     ------------     ------------
     Net gain (loss) on investments....     6,589,886          337,992          633,889        2,331,685          247,231
                                         ------------     ------------     ------------     ------------     ------------
       Net increase (decrease) in net
        assets resulting from
        operations.....................  $  5,966,620     $    295,767     $    454,289     $  2,149,922     $    233,708
                                         ============     ============     ============     ============     ============

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                      MAINSTAY VP
                       HIGH YIELD      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
     MAINSTAY VP       CORPORATE      INTERNATIONAL       MID CAP          MID CAP          MID CAP
     GOVERNMENT--        BOND--          EQUITY--          CORE--          GROWTH--         VALUE--
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ---------------------------------------------------------------------------------------------------
     $         --     $         --     $         --     $         --     $         --     $         --
          (49,532)        (187,060)         (39,575)         (28,722)         (35,361)         (47,137)
           (5,871)         (22,780)          (4,914)          (3,923)          (4,125)          (5,281)
     ------------     ------------     ------------     ------------     ------------     ------------
          (55,403)        (209,840)         (44,489)         (32,645)         (39,486)         (52,418)
     ------------     ------------     ------------     ------------     ------------     ------------
        1,677,610        6,170,315          729,486          184,366          362,175          395,542
       (1,631,122)      (7,407,037)        (610,432)        (157,005)        (360,178)        (358,370)
     ------------     ------------     ------------     ------------     ------------     ------------
           46,488       (1,236,722)         119,054           27,361            1,997           37,172
               --               --               --               --               --               --
          (81,523)       3,072,854          280,378          641,410          681,312        1,169,981
     ------------     ------------     ------------     ------------     ------------     ------------
          (35,035)       1,836,132          399,432          668,771          683,309        1,207,153
     ------------     ------------     ------------     ------------     ------------     ------------
     $    (90,438)    $  1,626,292     $    354,943     $    636,126     $    643,823     $  1,154,735
     ============     ============     ============     ============     ============     ============

     MAINSTAY VP      MAINSTAY VP         ALGER             ALGER
       DREYFUS        EAGLE ASSET        AMERICAN          AMERICAN          AMERICAN
        LARGE          MANAGEMENT       LEVERAGED           SMALL           CENTURY VP        AMERICAN          AMERICAN
       COMPANY           GROWTH         ALL CAP--      CAPITALIZATION--     INFLATION        CENTURY VP        CENTURY VP
       VALUE--          EQUITY--         CLASS O           CLASS O         PROTECTION--    INTERNATIONAL--      VALUE--
    INITIAL CLASS    INITIAL CLASS        SHARES            SHARES         CLASS II(b)        CLASS II          CLASS II
    -----------------------------------------------------------------------------------------------------------------------
     $         --     $         --     $         --      $         --      $        135     $      1,432      $      1,607
          (15,481)         (40,634)              --           (72,038)               --               --                --
             (719)          (1,689)              --            (7,403)               --               --                --
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          (16,200)         (42,323)              --           (79,441)              135            1,432             1,607
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          411,502          823,397          215,869         2,611,050               534          594,281             2,259
         (410,213)      (1,236,496)        (207,268)       (2,133,425)             (545)        (578,968)           (1,756)
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
            1,289         (413,099)           8,601           477,625               (11)          15,313               503
               --               --               --                --                --               --             1,475
          174,174         (303,448)          (1,174)        1,617,093              (254)          (6,674)            8,120
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
          175,463         (716,547)           7,427         2,094,718              (265)           8,639            10,098
     ------------     ------------     ------------      ------------      ------------     ------------      ------------
     $    159,263     $   (758,870)    $      7,427      $  2,015,277      $       (130)    $     10,071      $     11,705
     ============     ============     ============      ============      ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
(Unaudited)


                                                                DREYFUS IP      DREYFUS VIF                       FIDELITY(R) VIP
                                                                TECHNOLOGY       DEVELOPING     FIDELITY(R) VIP       EQUITY-
                                             CALVERT SOCIAL      GROWTH--        LEADERS--      CONTRAFUND(R)--      INCOME--
                                                BALANCED      INITIAL SHARES   INITIAL SHARES    INITIAL CLASS     INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $        --      $        --      $        --       $   326,544       $   589,868
 Mortality and expense risk charges........        (8,609)         (11,069)              --          (264,645)         (102,560)
 Administrative charges....................          (706)            (974)              --           (30,528)          (11,450)
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........        (9,315)         (12,043)              --            31,371           475,858
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........       217,889          711,593            2,975         1,673,953         1,598,046
 Cost of investments sold..................      (241,199)        (559,154)          (2,059)       (1,832,527)       (1,499,859)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain (loss) on
       investments.........................       (23,310)         152,439              916          (158,574)           98,187
 Realized gain distribution received.......            --               --               --                --           140,913
 Change in unrealized appreciation
   (depreciation) on investments...........       109,629         (301,963)           5,581         5,907,830           517,434
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........        86,319         (149,524)           6,497         5,749,256           756,534
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $    77,004      $  (161,567)     $     6,497       $ 5,780,627       $ 1,232,392
                                              ===========      ===========      ===========       ===========       ===========

                                              JANUS ASPEN
                                                 SERIES                            MFS(R)
                                               WORLDWIDE          MFS(R)            NEW              MFS(R)            MFS(R)
                                                GROWTH--        INVESTORS        DISCOVERY          RESEARCH         UTILITIES
                                             INSTITUTIONAL    TRUST SERIES--      SERIES--          SERIES--          SERIES--
                                                 SHARES       INITIAL CLASS    INITIAL CLASS    INITIAL CLASS(a)   INITIAL CLASS
                                             ------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
 Dividend income...........................   $   458,109      $       338      $        --       $        --       $        68
 Mortality and expense risk charges........      (260,299)              --               --                --                --
 Administrative charges....................       (25,886)              --               --                --                --
                                              -----------      -----------      -----------       -----------       -----------
     Net investment income (loss)..........       171,924              338               --                --                68
                                              -----------      -----------      -----------       -----------       -----------
REALIZED AND UNREALIZED GAIN (LOSS):
 Proceeds from sale of investments.........     3,171,236            1,376              227               253               415
 Cost of investments sold..................    (5,151,095)          (1,438)            (208)             (248)             (318)
                                              -----------      -----------      -----------       -----------       -----------
     Net realized gain (loss) on
       investments.........................    (1,979,859)             (62)              19                 5                97
 Realized gain distribution received.......            --               --               --                --                --
 Change in unrealized appreciation
   (depreciation) on investments...........    (1,551,798)             941              282                11               105
                                              -----------      -----------      -----------       -----------       -----------
     Net gain (loss) on investments........    (3,531,657)             879              301                16               202
                                              -----------      -----------      -----------       -----------       -----------
       Net increase (decrease) in net
        assets resulting from operations...   $(3,359,733)     $     1,217      $       301       $        16       $       270
                                              ===========      ===========      ===========       ===========       ===========

Not all investment divisions are available under all policies.

(a) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.

(b) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                          FIDELITY(R)                                                             JANUS ASPEN
                                              VIP                                               JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)       INVESTMENT        FIDELITY(R)       FIDELITY(R)         SERIES            MID CAP
          VIP               VIP              GRADE              VIP               VIP           BALANCED--         GROWTH--
       GROWTH--         INDEX 500--         BOND--           MID CAP--        OVERSEAS--       INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------------------------------------------------------------------------------------------------------------------
      $       672       $    16,073       $     3,713       $        --       $     3,662       $   761,013       $        --
               --                --                --                --                --          (249,771)               --
               --                --                --                --                --           (21,228)               --
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
              672            16,073             3,713                --             3,662           490,014                --
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            2,148           546,099            66,882           375,663           415,158         3,690,429           163,345
           (1,803)         (493,296)          (68,058)         (288,483)         (319,017)       (3,951,964)         (162,002)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
              345            52,803            (1,176)           87,180            96,141          (261,535)            1,343
               --                --             2,671                --                --                --                --
            2,337           (59,460)           (3,221)          (38,047)          (94,058)        1,304,399             1,891
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            2,682            (6,657)           (1,726)           49,133             2,083         1,042,864             3,234
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $     3,354       $     9,416       $     1,987       $    49,133       $     5,745       $ 1,532,878       $     3,234
      ===========       ===========       ===========       ===========       ===========       ===========       ===========

                                                                                                    VAN               VAN
                                                                                                  KAMPEN            KAMPEN
                          T. ROWE           T. ROWE                                                 UIF               UIF
       NEUBERGER           PRICE             PRICE            VAN ECK                            EMERGING          EMERGING
        BERMAN            EQUITY           LIMITED-          WORLDWIDE          VAN ECK           MARKETS           MARKETS
       AMT MID-           INCOME           TERM BOND         ABSOLUTE          WORLDWIDE          DEBT--           EQUITY--
      CAP GROWTH         PORTFOLIO         PORTFOLIO         RETURN(b)        HARD ASSETS         CLASS I           CLASS I
    ---------------------------------------------------------------------------------------------------------------------------
      $        --       $   158,640       $     3,587       $        --       $       888       $        --       $        --
               --           (55,053)               --                --                --                --           (47,456)
               --            (3,598)               --                --                --                --            (5,048)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
               --            99,989             3,587                --               888                --           (52,504)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            1,747           547,482           108,637               536           428,753               153         1,386,232
           (1,661)         (464,787)         (109,523)             (541)         (429,196)             (142)       (1,143,138)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
               86            82,695              (886)               (5)             (443)               11           243,094
               --           115,738                --                --                --                --                --
            4,195           684,202            (1,600)             (231)             (923)             (653)         (788,097)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
            4,281           882,635            (2,486)             (236)           (1,366)             (642)         (545,003)
      -----------       -----------       -----------       -----------       -----------       -----------       -----------
      $     4,281       $   982,624       $     1,101       $      (236)      $      (478)      $      (642)      $  (597,507)
      ===========       ===========       ===========       ===========       ===========       ===========       ===========


           VAN
         KAMPEN
           UIF
        U.S. REAL
        ESTATE--
         CLASS I
     ---------------
       $        --
                --
                --
       -----------
                --
       -----------
           174,994
          (192,149)
       -----------
           (17,155)
                --
              (290)
       -----------
           (17,445)
       -----------
       $   (17,445)
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                          MAINSTAY VP                   MAINSTAY VP
                                                            BOND--                CAPITAL APPRECIATION--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (72,335)  $    876,825   $   (722,896)  $   (786,514)
   Net realized gain (loss) on investments......        96,136        215,156       (618,817)    (1,438,891)
   Realized gain distribution received..........            --        609,025             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............      (115,636)      (801,095)     3,067,381     46,732,604
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       (91,835)       899,911      1,725,668     44,507,199
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     2,710,876      5,896,006     24,049,792     51,120,846
   Cost of insurance............................      (990,768)    (2,088,752)   (10,203,534)   (20,510,719)
   Policyowners' surrenders.....................      (555,674)    (1,530,458)    (5,387,716)    (9,680,674)
   Net transfers from (to) Fixed Account........        (2,662)       414,346     (2,093,402)    (3,384,419)
   Transfers between Investment Divisions.......        (1,282)      (260,676)    (3,612,595)    (3,824,291)
   Policyowners' death benefits.................       (31,800)       (64,348)      (190,717)      (360,461)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     1,128,690      2,366,118      2,561,828     13,360,282
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           (49)          (981)       (15,938)       (53,098)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     1,036,806      3,265,048      4,271,558     57,814,383
NET ASSETS:
   Beginning of period..........................    24,828,291     21,563,243    220,008,488    162,194,105
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 25,865,097   $ 24,828,291   $224,280,046   $220,008,488
                                                  ============   ============   ============   ============


                                                          MAINSTAY VP
                                                        CASH MANAGEMENT
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $      6,028   $     50,501
   Net realized gain (loss) on investments......          (563)          (955)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............            59           (834)
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         5,524         48,712
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     7,208,651     14,413,998
   Cost of insurance............................    (1,641,587)    (3,574,234)
   Policyowners' surrenders.....................      (762,991)   (17,563,310)
   Net transfers from (to) Fixed Account........      (346,851)    11,767,263
   Transfers between Investment Divisions.......      (989,231)   (14,263,194)
   Policyowners' death benefits.................           (18)      (101,844)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     3,467,973     (9,321,321)
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (105)          (282)
                                                  ------------   ------------
       Increase (decrease) in net assets........     3,473,392     (9,272,891)
NET ASSETS:
   Beginning of period..........................    34,592,852     43,865,743
                                                  ------------   ------------
   End of period................................  $ 38,066,244   $ 34,592,852
                                                  ============   ============

                                                          MAINSTAY VP                   MAINSTAY VP
                                                    INTERNATIONAL EQUITY--            MID CAP CORE--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (44,489)  $    138,305   $    (32,645)  $    (10,505)
   Net realized gain (loss) on investments......       119,054      1,093,034         27,361        (16,816)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       280,378      1,479,703        641,410      2,166,680
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       354,943      2,711,042        636,126      2,139,359
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,537,852      2,159,627        900,401        958,937
   Cost of insurance............................      (535,397)      (809,522)      (221,804)      (233,331)
   Policyowners' surrenders.....................      (408,293)      (300,239)      (106,615)       (84,574)
   Net transfers from (to) Fixed Account........       232,381        (96,535)       358,024        186,389
   Transfers between Investment Divisions.......     3,037,407      1,157,871      1,857,842      1,027,433
   Policyowners' death benefits.................        (6,620)        (1,880)            --         (1,177)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     3,857,330      2,109,322      2,787,848      1,853,677
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,029)        (3,284)        (1,465)        (2,359)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     4,211,244      4,817,080      3,422,509      3,990,677
NET ASSETS:
   Beginning of period..........................    12,440,391      7,623,311      9,341,243      5,350,566
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 16,651,635   $ 12,440,391   $ 12,763,752   $  9,341,243
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                       MID CAP GROWTH--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (39,486)  $    (45,050)
   Net realized gain (loss) on investments......         1,997        (57,947)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       681,312      2,929,943
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       643,823      2,826,946
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,822,019      1,769,994
   Cost of insurance............................      (461,586)      (416,775)
   Policyowners' surrenders.....................      (162,946)      (146,950)
   Net transfers from (to) Fixed Account........       467,545        463,350
   Transfers between Investment Divisions.......     2,118,872      2,770,032
   Policyowners' death benefits.................        (2,404)          (383)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     3,781,500      4,439,268
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (1,628)        (2,816)
                                                  ------------   ------------
       Increase (decrease) in net assets........     4,423,695      7,263,398
NET ASSETS:
   Beginning of period..........................    12,282,002      5,018,604
                                                  ------------   ------------
   End of period................................  $ 16,705,697   $ 12,282,002
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                      MAINSTAY VP
            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   HIGH YIELD
          COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--                CORPORATE BOND--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------------------------------------
    $   (277,989)  $    356,106   $    (71,487)  $    425,993   $    (55,403)  $    805,850   $   (209,840)  $  4,291,549
        (953,080)    (2,392,201)       (94,926)      (244,504)        46,488        394,766     (1,236,722)      (957,717)
              --             --             --             --             --             --             --             --
       3,498,388     19,497,925        279,707      4,079,420        (81,523)      (958,137)     3,072,854     12,948,268
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,267,319     17,461,830        113,294      4,260,909        (90,438)       242,479      1,626,292     16,282,100
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       9,389,660     19,207,452      3,133,709      5,772,912      1,949,213      4,386,418      6,319,321     11,052,809
      (3,563,782)    (7,155,219)    (1,022,596)    (1,900,550)      (694,781)    (1,618,625)    (2,720,110)    (4,827,998)
      (1,839,721)    (3,673,583)      (524,437)      (756,385)      (305,550)    (1,361,350)    (1,404,627)    (2,038,068)
        (639,347)    (1,148,334)       253,735        311,562        (97,061)      (370,273)       593,580        315,804
      (1,060,842)    (1,746,427)       501,262      1,066,155     (1,174,916)    (1,214,687)    (1,865,835)     7,276,018
         (66,745)      (117,464)       (21,001)       (43,168)        (2,603)        (9,846)       (25,156)      (170,065)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       2,219,223      5,366,425      2,320,672      4,450,526       (325,698)      (188,363)       897,173     11,608,500
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
          (7,485)       (20,378)        (1,269)        (4,131)            64           (136)        (4,950)       (22,117)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       4,479,057     22,807,877      2,432,697      8,707,304       (416,072)        53,980      2,518,515     27,868,483
      87,625,170     64,817,293     26,082,247     17,374,943     19,819,391     19,765,411     69,932,653     42,064,170
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 92,104,227   $ 87,625,170   $ 28,514,944   $ 26,082,247   $ 19,403,319   $ 19,819,391   $ 72,451,168   $ 69,932,653
    ============   ============   ============   ============   ============   ============   ============   ============

            MAINSTAY VP                   MAINSTAY VP
          MID CAP VALUE--               S&P 500 INDEX--
           INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------
        2004           2003           2004           2003
    ---------------------------------------------------------
    $    (52,418)  $     72,432   $   (623,266)  $  1,322,578
          37,172        (93,138)        56,121     (1,023,500)
              --             --             --             --
       1,169,981      3,518,887      6,533,765     40,421,525
    ------------   ------------   ------------   ------------
       1,154,735      3,498,181      5,966,620     40,720,603
    ------------   ------------   ------------   ------------
       1,934,542      3,050,936     22,747,131     45,120,156
        (536,240)      (824,038)    (8,321,961)   (16,039,774)
        (313,098)      (170,889)    (3,986,410)    (7,577,716)
         453,652        333,257       (176,530)    (1,173,887)
       1,498,873      1,309,028       (183,999)      (568,212)
          (9,398)       (25,387)      (292,510)      (263,220)
    ------------   ------------   ------------   ------------
       3,028,331      3,672,907      9,785,721     19,497,347
    ------------   ------------   ------------   ------------
          (2,373)        (3,096)       (16,629)       (46,828)
    ------------   ------------   ------------   ------------
       4,180,693      7,167,992     15,735,712     60,171,122
      17,164,106      9,996,114    197,368,159    137,197,037
    ------------   ------------   ------------   ------------
    $ 21,344,799   $ 17,164,106   $213,103,871   $197,368,159
    ============   ============   ============   ============

             MAINSTAY VP                   MAINSTAY VP
         SMALL CAP GROWTH--              TOTAL RETURN--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $    (42,225)  $    (52,344)  $   (179,600)  $    637,734
           39,065        (23,801)       124,667        (19,376)
               --             --             --             --
          298,927      3,263,793        509,222      8,056,658
     ------------   ------------   ------------   ------------
          295,767      3,187,648        454,289      8,675,016
     ------------   ------------   ------------   ------------
        1,926,018      2,272,386      5,339,157     10,765,921
         (475,480)      (534,137)    (2,435,977)    (4,987,012)
         (157,087)      (128,351)    (1,552,293)    (2,616,802)
          370,823        324,122        (87,342)    (1,113,710)
        1,476,488      2,393,409       (159,696)      (327,837)
           (7,320)        (1,303)       (97,078)      (142,032)
     ------------   ------------   ------------   ------------
        3,133,442      4,326,126      1,006,771      1,578,528
     ------------   ------------   ------------   ------------
           (1,900)        (3,148)        (3,118)       (10,468)
     ------------   ------------   ------------   ------------
        3,427,309      7,510,626      1,457,942     10,243,076
       13,639,051      6,128,425     55,134,625     44,891,549
     ------------   ------------   ------------   ------------
     $ 17,066,360   $ 13,639,051   $ 56,592,567   $ 55,134,625
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)

                                                                                        MAINSTAY VP
                                                          MAINSTAY VP                AMERICAN CENTURY
                                                            VALUE--                  INCOME & GROWTH--
                                                         INITIAL CLASS                 INITIAL CLASS
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $   (181,763)  $    482,497   $    (13,523)  $     46,987
   Net realized gain (loss) on investments......        36,886       (631,028)        55,393        (41,137)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............     2,294,799     11,991,950        191,838      1,015,362
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................     2,149,922     11,843,419        233,708      1,021,212
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     6,429,154     11,782,422        831,735      1,203,051
   Cost of insurance............................    (2,377,651)    (4,617,303)      (201,252)      (341,063)
   Policyowners' surrenders.....................    (1,305,716)    (2,224,492)       (73,908)       (93,482)
   Net transfers from (to) Fixed Account........       (94,800)      (473,287)        59,872         23,804
   Transfers between Investment Divisions.......      (795,048)        98,702        (44,045)       621,087
   Policyowners' death benefits.................       (75,922)      (114,444)        (5,207)        (1,615)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........     1,780,017      4,451,598        567,195      1,411,782
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...        (5,002)       (12,481)          (453)          (869)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........     3,924,937     16,282,536        800,450      2,432,125
NET ASSETS:
   Beginning of period..........................    57,644,899     41,362,363      5,228,207      2,796,082
                                                  ------------   ------------   ------------   ------------
   End of period................................  $ 61,569,836   $ 57,644,899   $  6,028,657   $  5,228,207
                                                  ============   ============   ============   ============

                                                          MAINSTAY VP
                                                         DREYFUS LARGE
                                                        COMPANY VALUE--
                                                         INITIAL CLASS
                                                  ---------------------------
                                                      2004           2003
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $    (16,200)  $     18,919
   Net realized gain (loss) on investments......         1,289       (103,004)
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       174,174      1,150,595
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................       159,263      1,066,510
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........     1,005,245      1,617,804
   Cost of insurance............................      (243,512)      (389,359)
   Policyowners' surrenders.....................      (182,647)      (182,944)
   Net transfers from (to) Fixed Account........       175,351         73,766
   Transfers between Investment Divisions.......       613,550        386,861
   Policyowners' death benefits.................        (3,633)          (880)
                                                  ------------   ------------
     Net contributions and (withdrawals)........     1,364,354      1,505,248
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (343)          (969)
                                                  ------------   ------------
       Increase (decrease) in net assets........     1,523,274      2,570,789
NET ASSETS:
   Beginning of period..........................     5,743,690      3,172,901
                                                  ------------   ------------
   End of period................................  $  7,266,964   $  5,743,690
                                                  ============   ============

                                                                                        DREYFUS IP
                                                            CALVERT                 TECHNOLOGY GROWTH--
                                                        SOCIAL BALANCED               INITIAL SHARES
                                                  ---------------------------   ---------------------------
                                                      2004           2003           2004           2003
                                                  ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $     (9,315)  $     41,683   $    (12,043)  $    (10,600)
   Net realized gain (loss) on investments......       (23,310)      (145,201)       152,439        (72,302)
   Realized gain distribution received..........            --             --             --             --
   Change in unrealized appreciation
     (depreciation) on investments..............       109,629        612,700       (301,963)       882,983
                                                  ------------   ------------   ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................        77,004        509,182       (161,567)       800,081
                                                  ------------   ------------   ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........       365,832        730,758        957,063        956,845
   Cost of insurance............................      (135,681)      (262,139)      (253,458)      (252,509)
   Policyowners' surrenders.....................       (70,240)      (293,120)       (50,632)       (67,703)
   Net transfers from (to) Fixed Account........        35,180        (28,271)       224,801        248,807
   Transfers between Investment Divisions.......       (24,131)         2,724        730,847      1,562,711
   Policyowners' death benefits.................        (1,255)          (111)        (1,251)        (2,942)
                                                  ------------   ------------   ------------   ------------
     Net contributions and (withdrawals)........       169,705        149,841      1,607,370      2,445,209
                                                  ------------   ------------   ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...          (201)          (508)          (324)          (606)
                                                  ------------   ------------   ------------   ------------
       Increase (decrease) in net assets........       246,508        658,515      1,445,479      3,244,684
NET ASSETS:
   Beginning of period..........................     3,274,137      2,615,622      4,206,879        962,195
                                                  ------------   ------------   ------------   ------------
   End of period................................  $  3,520,645   $  3,274,137   $  5,652,358   $  4,206,879
                                                  ============   ============   ============   ============

                                                          DREYFUS VIF
                                                     DEVELOPING LEADERS--
                                                        INITIAL SHARES
                                                  ---------------------------
                                                      2004         2003(A)
                                                  ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $         --   $         35
   Net realized gain (loss) on investments......           916            627
   Realized gain distribution received..........            --             --
   Change in unrealized appreciation
     (depreciation) on investments..............         5,581         31,791
                                                  ------------   ------------
     Net increase (decrease) in net assets
       resulting from operations................         6,497         32,453
                                                  ------------   ------------
 Contributions and (Withdrawals):
   Payments received from policyowners..........         3,649          2,605
   Cost of insurance............................        (3,225)        (4,726)
   Policyowners' surrenders.....................            --             --
   Net transfers from (to) Fixed Account........            28          2,610
   Transfers between Investment Divisions.......        50,509        102,331
   Policyowners' death benefits.................            --             --
                                                  ------------   ------------
     Net contributions and (withdrawals)........        50,961        102,820
                                                  ------------   ------------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...            --             --
                                                  ------------   ------------
       Increase (decrease) in net assets........        57,458        135,273
NET ASSETS:
   Beginning of period..........................       135,273             --
                                                  ------------   ------------
   End of period................................  $    192,731   $    135,273
                                                  ============   ============

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

           MAINSTAY VP                                                                    AMERICAN
           EAGLE ASSET               ALGER AMERICAN                                      CENTURY VP
           MANAGEMENT                   LEVERAGED                ALGER AMERICAN          INFLATION
         GROWTH EQUITY--                ALL CAP--            SMALL CAPITALIZATION--     PROTECTION--
          INITIAL CLASS              CLASS O SHARES              CLASS O SHARES           CLASS II
    -------------------------   -------------------------   -------------------------   ------------
       2004          2003          2004          2003          2004          2003         2004(g)
    ------------------------------------------------------------------------------------------------
    $   (42,323)  $   (42,323)  $        --   $        --   $   (79,441)  $  (117,181)  $       135
       (413,099)     (454,709)        8,601           664       477,625      (139,422)          (11)
             --            --            --            --            --            --            --
       (303,448)    3,682,736        (1,174)        3,410     1,617,093     7,294,458          (254)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
       (758,870)    3,185,704         7,427         4,074     2,015,277     7,037,855          (130)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,316,292     4,826,840         4,549         1,527     3,069,977     5,635,083            --
       (653,312)   (1,285,538)       (2,203)       (1,700)   (1,016,477)   (1,839,721)         (534)
       (358,643)     (495,251)           --            --      (824,339)     (816,525)           --
        (40,861)      (18,860)           --            88       (37,375)     (175,549)           --
       (175,579)     (164,618)        3,637        28,286      (537,224)      950,174        12,608
             --        (7,062)           --            --       (28,818)      (23,130)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
      1,087,897     2,855,511         5,983        28,201       625,744     3,730,332        12,074
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (473)       (2,808)           --            --        (5,000)       (7,799)           --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
        328,554     6,038,407        13,410        32,275     2,636,021    10,760,388        11,944
     16,334,908    10,296,501        38,473         6,198    25,787,060    15,026,672            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $16,663,462   $16,334,908   $    51,883   $    38,473   $28,423,081   $25,787,060   $    11,944
    ===========   ===========   ===========   ===========   ===========   ===========   ===========


             AMERICAN                    AMERICAN
            CENTURY VP                  CENTURY VP
          INTERNATIONAL--                 VALUE--
             CLASS II                    CLASS II
     -------------------------   -------------------------
        2004          2003          2004          2003
     -----------------------------------------------------
     $     1,432   $         3   $     1,607   $        19
          15,313           215           503           229
              --            --         1,475            --
          (6,674)        6,659         8,120        26,286
     -----------   -----------   -----------   -----------
          10,071         6,877        11,705        26,534
     -----------   -----------   -----------   -----------
              --            --         3,497         4,079
          (1,289)       (1,771)       (2,975)       (2,881)
              --            --            --            --
             961         1,200            --         5,634
        (212,015)      201,344            --       154,714
              --            --            --            --
     -----------   -----------   -----------   -----------
        (212,343)      200,773           522       161,546
     -----------   -----------   -----------   -----------
              --            --            --            --
     -----------   -----------   -----------   -----------
        (202,272)      207,650        12,227       188,080
         207,774           124       188,547           467
     -----------   -----------   -----------   -----------
     $     5,502   $   207,774   $   200,774   $   188,547
     ===========   ===========   ===========   ===========

          FIDELITY(R) VIP               FIDELITY(R) VIP               FIDELITY(R) VIP
          CONTRAFUND(R)--               EQUITY-INCOME--                  GROWTH--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003
    ---------------------------------------------------------------------------------------
    $     31,371   $   (140,909)  $    475,858   $    299,217   $        672   $        300
        (158,574)      (713,465)        98,187       (375,544)           345        (52,783)
              --             --        140,913             --             --             --
       5,907,830     20,053,173        517,434      8,160,845          2,337         81,553
    ------------   ------------   ------------   ------------   ------------   ------------
       5,780,627     19,198,799      1,232,392      8,084,518          3,354         29,070
    ------------   ------------   ------------   ------------   ------------   ------------
      10,255,967     19,750,276      4,372,742      7,661,192         18,332             48
      (3,648,986)    (7,013,663)    (1,464,903)    (2,655,408)        (2,449)        (2,594)
      (1,993,160)    (3,394,907)      (726,214)    (1,398,279)            --             --
        (286,898)      (816,288)       344,040       (126,049)            --            250
       1,232,968      1,236,699      1,136,780      1,584,600          7,834        129,852
         (41,014)       (76,104)       (12,565)       (73,832)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
       5,518,877      9,686,013      3,649,880      4,992,224         23,717        127,556
    ------------   ------------   ------------   ------------   ------------   ------------
         (12,036)       (22,441)        (3,086)        (8,746)            --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      11,287,468     28,862,371      4,879,186     13,067,996         27,071        156,626
      92,898,815     64,036,444     37,156,288     24,088,292        257,508        100,882
    ------------   ------------   ------------   ------------   ------------   ------------
    $104,186,283   $ 92,898,815   $ 42,035,474   $ 37,156,288   $    284,579   $    257,508
    ============   ============   ============   ============   ============   ============

                                         FIDELITY(R) VIP
           FIDELITY(R) VIP                 INVESTMENT
             INDEX 500--                  GRADE BOND--
            INITIAL CLASS                 INITIAL CLASS
     ---------------------------   ---------------------------
         2004           2003           2004           2003
     ---------------------------------------------------------
     $     16,073   $      2,112   $      3,713   $      2,772
           52,803        (26,900)        (1,176)          (265)
               --             --          2,671            975
          (59,460)        93,938         (3,221)         1,435
     ------------   ------------   ------------   ------------
            9,416         69,150          1,987          4,917
     ------------   ------------   ------------   ------------
          113,769        117,717          1,224         13,628
          (16,045)       (13,077)          (489)        (5,059)
               --             --             --             --
           15,721        120,743        (66,393)          (365)
          167,195        231,846             --         24,600
               --             --             --             --
     ------------   ------------   ------------   ------------
          280,640        457,229        (65,658)        32,804
     ------------   ------------   ------------   ------------
               --             --             --             --
     ------------   ------------   ------------   ------------
          290,056        526,379        (63,671)        37,721
          613,343         86,964         89,115         51,394
     ------------   ------------   ------------   ------------
     $    903,399   $    613,343   $     25,444   $     89,115
     ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the six months ended June 30, 2004
and the year ended December 31, 2003
(Unaudited)


                                                       FIDELITY(R) VIP             FIDELITY(R) VIP           JANUS ASPEN SERIES
                                                          MID CAP--                  OVERSEAS--                  BALANCED--
                                                        INITIAL CLASS               INITIAL CLASS           INSTITUTIONAL SHARES
                                                  -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                  ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        --   $     2,052   $     3,662   $       126   $   490,014   $ 1,431,803
   Net realized gain (loss) on investments......       87,180       (17,721)       96,141         1,295      (261,535)     (166,872)
   Realized gain distribution received..........           --            --            --            --            --            --
   Change in unrealized appreciation
     (depreciation) on investments..............      (38,047)      166,314       (94,058)       90,002     1,304,399     9,568,785
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................       49,133       150,645         5,745        91,423     1,532,878    10,833,716
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........      169,531        54,864        45,597        43,105    11,229,742    23,004,147
   Cost of insurance............................      (30,932)      (48,586)       (6,582)       (9,834)   (3,665,374)   (7,768,782)
   Policyowners' surrenders.....................           --            --            --            --    (2,081,813)   (3,678,487)
   Net transfers from (to) Fixed Account........       (1,980)       45,981            --           181      (816,327)     (416,925)
   Transfers between Investment Divisions.......      456,929        36,567      (193,168)      383,075    (3,498,349)   (1,341,897)
   Policyowners' death benefits.................           --            --            --            --       (55,443)     (103,194)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net contributions and (withdrawals)........      593,548        88,826      (154,153)      416,527     1,112,436     9,694,862
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           --            --            --            --        (4,956)      (11,286)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
       Increase (decrease) in net assets........      642,681       239,471      (148,408)      507,950     2,640,358    20,517,292
NET ASSETS:
   Beginning of period..........................      631,987       392,516       508,761           811    94,817,567    74,300,275
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of period................................  $ 1,274,668   $   631,987   $   360,353   $   508,761   $97,457,925   $94,817,567
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                      Neuberger Berman              T. Rowe Price               T. Rowe Price
                                                         AMT Mid-Cap                Equity Income             Limited-Term Bond
                                                           Growth                     Portfolio                   Portfolio
                                                  -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                  ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
   Net investment income (loss).................  $        --   $        --   $    99,989   $   194,534   $     3,587   $     6,740
   Net realized gain (loss) on investments......           86          (289)       82,695       (72,769)         (886)        1,996
   Realized gain distribution received..........           --            --       115,738            --            --           526
   Change in unrealized appreciation
     (depreciation) on investments..............        4,195         4,365       684,202     3,621,208        (1,600)       (2,894)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from operations................        4,281         4,076       982,624     3,742,973         1,101         6,368
                                                  -----------   -----------   -----------   -----------   -----------   -----------
 Contributions and (Withdrawals):
   Payments received from policyowners..........        1,989            --     3,447,262     5,683,966            --        23,541
   Cost of insurance............................       (1,935)       (1,755)     (885,686)   (1,427,788)       (1,841)       (9,019)
   Policyowners' surrenders.....................           --            --      (292,962)     (554,668)           --            --
   Net transfers from (to) Fixed Account........           38           131       332,753       409,217      (106,795)         (365)
   Transfers between Investment Divisions.......       22,647        27,178     2,173,688     2,137,466            --       162,944
   Policyowners' death benefits.................           --            --        (6,818)      (23,560)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Net contributions and (withdrawals)........       22,739        25,554     4,768,237     6,224,633      (108,636)      177,101
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Increase (decrease) attributable to New York
     Life Insurance and Annuity Corporation
     charges retained by the Separate Account...           --            --        (1,714)       (3,330)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
       Increase (decrease) in net assets........       27,020        29,630     5,749,147     9,964,276      (107,535)      183,469
NET ASSETS:
   Beginning of period..........................       39,221         9,591    20,984,284    11,020,008       269,221        85,752
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of period................................  $    66,241   $    39,221   $26,733,431   $20,984,284   $   161,686   $   269,221
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

(a) For the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

                                                                                                                      MFS(R)
                                                                                                                     RESEARCH
       Janus Aspen Series          Janus Aspen Series           MFS(R) INVESTORS               MFS(R) NEW            SERIES--
        Mid Cap Growth--           Worldwide Growth--            TRUST SERIES--            DISCOVERY SERIES--         INITIAL
      Institutional Shares        Institutional Shares            INITIAL CLASS               INITIAL CLASS            CLASS
    -------------------------   -------------------------   -------------------------   -------------------------   -----------
       2004          2003          2004          2003          2004          2003          2004         2003(d)       2004(f)
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $        --   $   171,924   $   411,384   $       338   $       325   $        --   $        --   $        --
          1,343           (11)   (1,979,859)   (3,179,097)          (62)         (426)           19             5             5
             --            --            --            --            --            --            --            --            --
          1,891         2,661    (1,551,798)   20,369,394           941        10,066           282         1,109            11
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
          3,234         2,650    (3,359,733)   17,601,681         1,217         9,965           301         1,114            16
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        168,068            --    11,359,963    24,508,031           560            --        11,093            --           420
         (1,900)         (344)   (3,781,676)   (7,741,063)       (1,376)       (2,099)         (227)         (164)         (253)
             --            --    (2,095,376)   (3,703,583)           --            --            --            --            --
         54,382           149      (977,416)   (1,221,648)           --            --            --            --            --
       (160,597)       22,423    (2,567,001)   (4,262,139)           --            --           659        20,851            --
             --            --       (62,023)      (95,331)           --            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         59,953        22,228     1,876,471     7,484,267          (816)       (2,099)       11,525        20,687           167
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --        (5,444)      (19,791)           --            --            --            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         63,187        24,878    (1,488,706)   25,066,157           401         7,866        11,826        21,801           183
         27,243         2,365    94,439,334    69,373,177        54,254        46,388        21,801            --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $    90,430   $    27,243   $92,950,628   $94,439,334   $    54,655   $    54,254   $    33,627   $    21,801   $       183
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========


              MFS(R)
        UTILITIES SERIES--
           INITIAL CLASS
     -------------------------
        2004         2003(a)
     -------------------------
     $        68   $        80
              97            87
              --            --
             105           775
     -----------   -----------
             270           942
     -----------   -----------
              --         2,477
            (415)         (994)
              --            --
              --         2,604
              --          (470)
              --            --
     -----------   -----------
            (415)        3,617
     -----------   -----------
              --            --
     -----------   -----------
            (145)        4,559
           4,559            --
     -----------   -----------
     $     4,414   $     4,559
     ===========   ===========

      Van Eck                                        Van Kampen                  Van Kampen                  Van Kampen
     Worldwide             Van Eck                  UIF Emerging                UIF Emerging                  UIF U.S.
     Absolute             Worldwide                Markets Debt--             Markets Equity--              Real Estate--
      Return             Hard Assets                   Class I                     Class I                     Class I
    -----------   -------------------------   -------------------------   -------------------------   -------------------------
      2004(g)        2004         2003(e)        2004         2003(b)        2004          2003          2004         2003(c)
    ---------------------------------------------------------------------------------------------------------------------------
    $        --   $       888   $        --   $        --   $        --   $   (52,504)  $   (73,012)  $        --   $        --
             (5)         (443)            6            11             5       243,094      (225,765)      (17,155)           26
             --            --            --            --            --            --            --            --            --
           (231)         (923)          532          (653)        1,672      (788,097)    5,481,429          (290)          324
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
           (236)         (478)          538          (642)        1,677      (597,507)    5,182,652       (17,445)          350
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --            --            --            --     1,713,892     3,132,878         2,309         3,472
           (536)       (2,352)          (69)         (153)         (129)     (627,666)   (1,084,588)       (1,067)         (344)
             --            --            --            --            --      (357,833)     (497,548)           --            --
             --           432            --            --            --        (1,598)     (106,879)           --            --
         12,608        14,458         3,929            --        18,551       109,598       844,883        18,292           102
             --            --            --            --            --       (11,058)      (35,175)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         12,072        12,538         3,860          (153)       18,422       825,335     2,253,571        19,534         3,230
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
             --            --            --            --            --        (1,413)       (5,958)           --            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         11,836        12,060         4,398          (795)       20,099       226,415     7,430,265         2,089         3,580
             --         4,398            --        20,099            --    16,858,244     9,427,979         3,580            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $    11,836   $    16,458   $     4,398   $    19,304   $    20,099   $17,084,659   $16,858,244   $     5,669   $     3,580
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========



  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

NYLIAC VUL Separate Account-I ("VUL Separate Account-I") was established on June 4, 1993 under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. VUL Separate Account-I funds Group 1 policies (Variable Universal Life ("VUL") and Survivorship Variable Universal Life ("SVUL") - Series 1), Group 2 policies (Variable Universal Life 2000 ("VUL 2000") - Series 1 and Single Premium Variable Universal Life ("SPVUL") - Series 1), Group 3 policies (Pinnacle Variable Universal Life ("Pinnacle VUL") and Pinnacle Survivorship Variable Universal Life ("Pinnacle SVUL")) and Group 4 policies (Variable Universal Life 2000 ("VUL 2000") - Series 2, Single Premium Variable Universal Life
("SPVUL") - Series 2 and 3, Survivorship Variable Universal Life
("SVUL") - Series 2 and Variable Universal Life Provider ("VUL Provider")). All of these policies are designed for individuals who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. In addition, SVUL Series 1 and 2 and Pinnacle SVUL policies provide life insurance protection on two insureds with proceeds payable upon the death of the last surviving insured. These policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc. and by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. VUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

The assets of VUL Separate Account-1 are invested in the shares of the MainStay VP Series Fund Inc., the Alger American Fund, the American Century(R) Variable Portfolios, Inc., the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., the Van Eck Worldwide Insurance Trust, and the Universal Institutional Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc., and Lord, Abbett & Co., to provide investment advisory services to certain Portfolios of the MainStay VP Series Fund, Inc.

VUL Separate Account-1 offers forty-eight variable Investment Divisions, with their respective fund portfolios, in which Policyowners can invest premium payments. Twenty-seven of these Investment Divisions are available to Group 1, Group 2 and Group 4 policies; forty-two of these Investment Divisions are available for Group 3 policies.

The following Investment Divisions are available for all Group 1, Group 2 and Group 4 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Mid Cap Core, MainStay VP Mid Cap Growth, MainStay VP Mid Cap Value (formerly MainStay VP Equity Income), MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Small Cap Growth, MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income & Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Small Capitalization -- Class O Shares, Calvert Social Balanced, Dreyfus IP Technology Growth - Initial Shares, Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Janus Aspen Series
Balanced - Institutional Shares, Janus Aspen Series Worldwide
Growth - Institutional Shares, T. Rowe Price Equity Income Portfolio, and Van Kampen UIF Emerging Markets Equity - Class I.

The following Investment Divisions are available for Group 3 policies: MainStay VP Bond, MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Common Stock (formerly MainStay VP Growth Equity), MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP S&P 500 Index (formerly MainStay VP Indexed Equity), MainStay VP Total Return, MainStay VP Value, MainStay VP American Century Income and Growth, MainStay VP Dreyfus Large Company Value, MainStay VP Eagle Asset Management Growth Equity, Alger American Leveraged All Cap - Class O Shares, Alger American Small Capitalization - Class O Shares, American Century VP Inflation
Protection - Class II, American Century VP International - Class II, American Century VP Value - Class II, Dreyfus IP Technology Growth - Initial Shares, Dreyfus VIF Developing Leaders - Initial Shares (formerly known as Dreyfus VIF Small Cap), Fidelity(R) VIP Contrafund(R) - Initial Class, Fidelity(R) VIP Equity-Income - Initial Class, Fidelity(R) VIP Growth - Initial Class, Fidelity(R) VIP Index 500 - Initial Class, Fidelity(R) VIP Investment Grade
Bond - Initial Class, Fidelity(R) VIP Mid Cap - Initial Class, Fidelity(R) VIP Overseas - Initial Class, Janus Aspen Series Balanced - Institutional Shares, Janus Aspen Series Mid Cap Growth - Institutional Shares (formerly known as Janus Aspen Series Aggressive Growth), Janus Aspen Series Worldwide

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

Growth - Institutional Shares, MFS(R) Investors Trust Series - Initial Class, MFS(R) New Discovery Series - Initial Class, MFS(R) Research Series - Initial Class, MFS(R) Utilities Series - Initial Class, Neuberger Berman AMT Mid-Cap Growth, T. Rowe Price Equity Income Portfolio, T. Rowe Price Limited-Term Bond Portfolio, Van Eck Worldwide Absolute Return, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Debt - Class I, Van Kampen UIF Emerging Markets Equity - Class I, and Van Kampen UIF U.S. Real Estate - Class I.

All investments into the MainStay VP Series funds by VUL Separate Account-1 will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of VUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

For SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL and Pinnacle SVUL policies, any/all premium payments received during the Free Look Period are allocated to the General Account of NYLIAC. Subsequent premium payments for all policies will be allocated to the Investment Divisions of VUL Separate Account-I in accordance with the Policyowner's instructions. Pinnacle VUL and SVUL policies issued on and after October 14, 2002 can have premium payments made in the first 12 policy months allocated to an Enhanced DCA Fixed Account.

In addition, for all SVUL, VUL 2000, SPVUL, VUL Provider, Pinnacle VUL, Pinnacle SVUL and VUL policies, the Policyowner has the option, within limits, to transfer amounts between the Investment Divisions of VUL Separate Account-I and the Fixed Account of NYLIAC.

No Federal income tax is payable on investment income or capital gains of VUL Separate Account-I under current Federal income tax law.

Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts: An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At June 30, 2004, the investments of VUL Separate Account-I are as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Number of shares..................        1,932          10,735         38,117           4,783          2,620
Identified cost...................     $ 26,176        $236,311       $ 38,117        $109,116       $ 27,284

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Number of shares..................        9,226           1,679            3,517           3,964            557
Identified cost...................     $201,245        $ 15,313         $ 61,028        $ 58,944       $  5,519

  Investment activity for the six months ended June 30, 2004, was as follows:


                                                     MAINSTAY VP                    MAINSTAY VP
                                     MAINSTAY VP       CAPITAL       MAINSTAY VP      COMMON        MAINSTAY VP
                                       BOND--       APPRECIATION--      CASH          STOCK--      CONVERTIBLE--
                                    INITIAL CLASS   INITIAL CLASS    MANAGEMENT    INITIAL CLASS   INITIAL CLASS
                                    ----------------------------------------------------------------------------
Purchases.........................     $  3,067        $  7,436       $ 16,693        $  4,057       $  2,847
Proceeds from sales...............        2,011           5,622         13,218           2,123            598

                                                                                                      MAINSTAY VP
                                                                                                       AMERICAN
                                     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP                       CENTURY
                                       S&P 500        SMALL CAP          TOTAL        MAINSTAY VP      INCOME &
                                       INDEX--         GROWTH--        RETURN--         VALUE--        GROWTH--
                                    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                    -----------------------------------------------------------------------------
Purchases.........................     $ 12,814        $  3,439         $  2,426        $  3,967       $  1,078
Proceeds from sales...............        3,660             346            1,604           2,371            523

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
         1,815            7,518          1,336            1,091           1,682           1,887
      $ 19,937         $ 68,479       $ 15,001         $ 11,001        $ 15,276        $ 18,185

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
           695            1,530               2             1,512                1               1              25
       $ 6,761         $ 17,555        $     50          $ 23,097         $     12        $      6        $    166

                     MAINSTAY VP
                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP         MID CAP         MID CAP
    GOVERNMENT--       BOND--         EQUITY--         CORE--         GROWTH--         VALUE--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
    ---------------------------------------------------------------------------------------------
      $  1,293         $  6,853       $  4,546         $  2,941        $  4,107        $  3,374
         1,678            6,170            729              184             362             396

                     MAINSTAY VP
     MAINSTAY VP     EAGLE ASSET        ALGER             ALGER           AMERICAN
    DREYFUS LARGE    MANAGEMENT        AMERICAN          AMERICAN        CENTURY VP       AMERICAN        AMERICAN
       COMPANY         GROWTH         LEVERAGED           SMALL          INFLATION       CENTURY VP      CENTURY VP
       VALUE--        EQUITY--        ALL CAP--      CAPITALIZATION--   PROTECTION--   INTERNATIONAL--    VALUE--
    INITIAL CLASS   INITIAL CLASS   CLASS O SHARES    CLASS O SHARES      CLASS II        CLASS II        CLASS II
    ---------------------------------------------------------------------------------------------------------------
      $  1,761         $  1,869        $    222          $  3,154         $     13        $    383        $      6
           412              823             216             2,611                1             594               2

--------------------------------------------------------------------------------


                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         1,955                667                  5              4,257              1,788
Identified cost...................      $  3,453           $  5,362           $    155           $ 95,321           $ 39,964

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Number of shares..................         3,743                  3                  2                 --                 --
Identified cost...................      $128,153           $     56           $     32           $     --           $      4

  Investment activity for the six months ended June 30, 2004, was as follows:

                                                                                                                  FIDELITY(R)
                                                          DREYFUS IP        DREYFUS VIF        FIDELITY(R)            VIP
                                        CALVERT           TECHNOLOGY         DEVELOPING            VIP              EQUITY-
                                         SOCIAL            GROWTH--          LEADERS--       CONTRAFUND(R)--        INCOME--
                                        BALANCED        INITIAL SHARES     INITIAL SHARES     INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $    378           $  2,308           $     54           $  7,222           $  5,865
Proceeds from sales...............           218                712                  3              1,674              1,598

                                      JANUS ASPEN
                                         SERIES             MFS(R)             MFS(R)
                                       WORLDWIDE          INVESTORS             NEW               MFS(R)             MFS(R)
                                        GROWTH--            TRUST            DISCOVERY           RESEARCH          UTILITIES
                                     INSTITUTIONAL         SERIES--           SERIES--           SERIES--           SERIES--
                                         SHARES         INITIAL CLASS      INITIAL CLASS      INITIAL CLASS      INITIAL CLASS
                                    --------------------------------------------------------------------------------------------
Purchases.........................      $  5,202           $      1           $     12           $     --           $     --
Proceeds from sales...............         3,171                  1                 --                 --                 --

  Not all investment divisions are available under all policies.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
              9                7                2               50               23            4,201                4
       $    248         $    893         $     26         $  1,179         $    365         $ 98,474         $     86

                                                                            VAN KAMPEN   VAN KAMPEN
                                                                               UIF          UIF
    NEUBERGER       T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
    BERMAN AMT       PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     MID-CAP     EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
      GROWTH       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
            4         1,283               32             1            1             2        1,949            --
     $     59      $ 23,949         $    166      $     12     $     17      $     18     $ 13,980      $      6

                                                                                                           JANUS ASPEN
                                       FIDELITY(R)                                        JANUS ASPEN         SERIES
     FIDELITY(R)      FIDELITY(R)          VIP          FIDELITY(R)      FIDELITY(R)         SERIES          MID CAP
         VIP              VIP           INVESTMENT          VIP              VIP           BALANCED--        GROWTH--
       GROWTH--       INDEX 500--      GRADE BOND--      MID CAP--        OVERSEAS--     INSTITUTIONAL    INSTITUTIONAL
    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS    INITIAL CLASS        SHARES           SHARES
    --------------------------------------------------------------------------------------------------------------------
       $     27         $    843         $      8         $    969         $    265         $  5,285         $    223
              2              546               67              376              415            3,690              163

                                                                            VAN KAMPEN   VAN KAMPEN
                                                                               UIF          UIF
    NEUBERGER       T. ROWE         T. ROWE        VAN ECK                   EMERGING     EMERGING     VAN KAMPEN
    BERMAN AMT       PRICE           PRICE        WORLDWIDE     VAN ECK      MARKETS      MARKETS       UIF U.S.
     MID-CAP     EQUITY INCOME    LIMITED-TERM    ABSOLUTE     WORLDWIDE      DEBT--      EQUITY--    REAL ESTATE--
      GROWTH       PORTFOLIO     BOND PORTFOLIO    RETURN     HARD ASSETS    CLASS I      CLASS I        CLASS I
    ---------------------------------------------------------------------------------------------------------------
     $     24      $  5,536         $      4      $     13     $    442      $     --     $  2,156      $    195
            2           547              109             1          429            --        1,386           175

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain VUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the payment received.

    - State and Federal Tax Charge: NYLIAC deducts 2% from all premium payments for VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to pay state premium taxes. NYLIAC deducts 1.25% from all premium payments for non-qualified VUL, SVUL, VUL 2000, SPVUL Series 3 and VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to cover federal taxes.

    - Sales Expense Charge: NYLIAC deducts a sales expense charge from all premium payments for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle SVUL policies to partially cover the expenses associated with selling the policies.

      For VUL policies, currently 5% of any premium payment for the first 10 policy years is deducted; NYLIAC reserves the right to impose this charge after the 10th policy year.

      For SVUL policies, currently 8% of any premium payments in policy years 1-10, up to the target premium, is deducted. Once the target premium is reached NYLIAC expects to deduct 4% from any premium payments in any given policy year. Beginning with the 11th policy year, NYLIAC expects to deduct 4% of any premium payments up to the target premium, and no charge for premium payments in excess of the target premium in that year. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

      For VUL 2000 policies, currently 2.75% of any premium payments in a policy year, up to the surrender charge premium, is deducted. Once the premium payments equal the surrender charge premium for a policy year, NYLIAC deducts a sales expense charge of 1.25% from any additional premium payments in that policy year. The initial surrender charge premium is determined at the time the policy is issued and can be found on the policy data page.

      For VUL Provider policies, currently 6.75% of any premium payment up to the target premium is deducted in policy years 1-5. Once the target premium is reached, 4.25% of any premium payment is deducted. Beginning with the 6th policy year, NYLIAC expects to deduct 2.75% of any premium payments up to the target premium; once the target premium is reached 0.75% of any premium payment is deducted. The initial target premium is determined at the time the policy is issued, and is indicated on the policy data page.

      For Pinnacle VUL and Pinnacle SVUL policies, the percentage of premiums deducted varies depending on the age of the policy and whether the total premium payment in a given policy year is above or below the target premium. For premium payments up to the target premium, the sales expense charge in the first policy year is currently 56.75%, in policy years 2-5 the charge is 26.75%, for policy year 6 the charge is 1.75%, and for policy years 7 and beyond the charge is 0.75%. For premium payments in excess of the target premium the charge is currently 2.75% for policy years 1-5, 1.75% for policy year 6 and 0.75% for policy years 7 and beyond. The initial target premium is determined at the time the policy is issued, and it is indicated on the policy data page.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of VUL Separate Account-I policies. These charges include the monthly contract charge, the administrative charge, the cost of insurance charge, the per thousand face amount charge, the deferred sales expense charge, and the mortality and expense risk charge and are recorded as cost of insurance in the accompanying statement of changes in net assets. (Not all charges are deducted from all products, as shown below).

    - Monthly Contract Charge: A monthly contract charge is assessed on certain VUL Separate Account-I policies to compensate NYLIAC for certain administrative services such as premium collection, record keeping, claims

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

  processing and communicating with policyholders. Outlined below is the current schedule for VUL, SVUL, VUL 2000, VUL Provider, Pinnacle VUL, and Pinnacle
  SVUL:

                                                              MONTHLY               MONTHLY
                                                          CONTRACT CHARGE       CONTRACT CHARGE
          POLICY                                           POLICY YEAR 1    SUBSEQUENT POLICY YEARS
          ------                                          ---------------   -----------------------
          VUL...........................................       $N/A                   $ 7
          SVUL..........................................         60                    10
          VUL 2000......................................         30                    10
          VUL Provider..................................         30                    10
          Pinnacle VUL*.................................        100                    25
          Pinnacle SVUL*................................        100                    25

        -----------------------

      * If the target face amount falls below $1 million, the contract charge will not exceed $25 per month.

    - Administrative Charge: An administrative charge is assessed on VUL 2000, SPVUL, and SVUL (Series 2)** policies monthly. This charge compensates NYLIAC for providing administrative policy services.

      For VUL 2000 policies, the administrative charge is expressed as a percentage of the amount of cash value in the Separate Account and varies based on the amount of cash value in the Separate Account. The Separate Account administrative charge percentage currently ranges from 0% to .20%.

      For SPVUL policies, the current administrative charge is made monthly at an annualized rate of .60% of the policy's cash value for the first three policy years. This charge is waived in the fourth and subsequent policy years if the cash value of the policy exceeds $200,000. If the cash value of the policy does not exceed $200,000, this charge will range from .10% to .60% depending on the cash value of the policy.

      For SVUL (Series 2)** the administrative charge is .10%, based on the amount of cash value in the Separate Account.

    - Cost of Insurance Charge: A charge to cover the cost of providing life insurance benefits is assessed monthly on all VUL Separate Account-I policies. This charge is based on such factors as issue age of the insured, duration, gender, underwriting class, face amount, any riders included and the cash value of the policy.

    - Per Thousand Face Amount Charge: NYLIAC assesses a monthly per thousand face amount charge on SVUL, Pinnacle VUL, Pinnacle SVUL, and VUL Provider policies.

      For SVUL (Series 1) policies, this charge is $0.04 per $1,000 of the policy's initial face amount. For SVUL (Series 2) policies, this charge is $0.04 per $1,000 of the policy's current face amount. For both series of SVUL policies this charge is assessed for the first 3 policy years and will always be at least $10 per month and will never be more than $100 per month.

      For Pinnacle VUL and Pinnacle SVUL policies, this charge is $0.03 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

      For VUL Provider policies, this charge is $0.07 per $1,000 of the policy's face amount plus any term insurance benefit for the first 5 policy years. NYLIAC does not expect to deduct this charge in policy year 6 and beyond.

    - Deferred Sales Expense Charge: NYLIAC assesses a monthly deferred sales expense charge on SPVUL policies. This charge is deducted from the policy's cash value for a 10-year period after a premium payment is applied. The deferred sales expense charge is expressed as a percentage of the policy's cash value for Series 1 and 2. The current .90% deferred sales expense is comprised of .40% for sales expenses, .30% for premium taxes and .20% for federal taxes. For SPVUL Series 3*** currently the deferred sales expense charge is equal to 0.40%.

    - Mortality and Expense Risk Charge: NYLIAC deducts a mortality and expense risk charge from VUL 2000 (Series 2)**, SPVUL (Series 2)**, SVUL (Series
      2)**, Pinnacle VUL, and Pinnacle SVUL policies. The mortality and expense risk charge is a percentage of the amount of cash value in the Separate Account. On SPVUL (Series 2)** and VUL 2000 (Series 2)** policies, NYLIAC deducts a .50% mortality and expense risk charge and for SVUL (Series 2)** policies, the mortality and expense risk charge deducted is .60%. In policy years 1-20, the Pinnacle VUL and Pinnacle SVUL mortality and expense risk charge percentage currently ranges

------------
 ** Series 2 VUL 2000, SPVUL, and SVUL designates policies issued on and after May 10, 2002 where approved.

*** Series 3 SPVUL designates policies issued on and after May 16, 2003 where approved.

    from .25% to .55%; and in policy years 21 and beyond, the percentage ranges from .05% to .35%. If the policy has an alternative cash surrender value, the mortality and expense risk is increased by .30% in policy years 1-10.

    For VUL Provider policies, the mortality and expense risk charge currently ranges from .70% to .05% (it declines based on the cash value in the Separate Account and duration). If the VUL Provider policy has the Alternative Cash Surrender Value (ACSV) the mortality and expense risk charge currently ranges from 1.0% to .05%. NYLIAC guarantees that the mortality and expense risk charge on VUL Provider policies will never exceed an annual rate of 1.00%.

Separate Account Charges:

NYLIAC assesses a mortality and expense risk charge based on the variable accumulation value of the investment divisions. These charges are made daily at an annual rate of 0.70%**** for VUL, 0.70%**** for SVUL (Series 1), 0.50% for VUL 2000 (Series 1) and 0.50% for SPVUL (Series 1).

The amount of these charges retained in the Investment Divisions represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed in the accompanying statement of operations.

Surrender Charges:

Surrender charges are assessed by NYLIAC for VUL, SVUL, VUL 2000, VUL Provider and SPVUL policies on complete surrenders, decreases in face amount including decreases caused by a change in life insurance benefit option and some partial withdrawals. The amount of this charge is included in surrenders in the accompanying statement of changes in net assets. In addition, a new surrender charge period will apply to face increases.

For VUL and VUL 2000 policies, this charge is deducted during the first 15 policy years. For VUL Provider this charge is deducted for the first 10 years. For VUL, the maximum surrender charge is shown on the policy's data page. For VUL 2000 and VUL Provider, the maximum surrender charge is the lesser of 50% of total premium payments or a percentage of the surrender charge premium. This percentage is based on the policy year in which the surrender or decrease in face amount takes place.

Initially for VUL 2000 (Series 2)** policies, the maximum surrender charge is the lesser of 50% of total premium paid less the monthly contract charge incurred during the first three policy years or 100% of the surrender charge premium. Beginning in year four, the maximum surrender charge is the lesser of 50% of total premium payments less the sum of all monthly contract charges incurred in the first three policy years (which will never exceed $636) or a specified percentage of the surrender charge premium, which declines each policy year from 93% in the fourth year to 0% in year sixteen and later.

For SVUL policies, the surrender charge is deducted during the first 15 policy years if the younger insured is less than age 85 at the time the policy was issued. If the younger insured is age 85 or older at the time of issue, the charge is deducted during the first 8 policy years. The maximum surrender charge on SVUL policies varies based on the policy's target premium, age of the younger insured and year of surrender. The target premium is shown on the policy data page.

For SPVUL policies, the surrender charge is deducted during the first 9 policy years. This charge is equal to a percentage of the cash value of the policy minus any withdrawal taken using the surrender charge free window, or the initial single premium minus any partial withdrawals for which the surrender charge was assessed. The applicable surrender charge percentage is based on the amount of time elapsed from the date the initial single premium was accepted to the effective date of the surrender or partial withdrawal. For Series 1 and 2 the surrender charge percentage declines each policy year from 9% in the first year to 0% in year ten and later. For Series 3, the percentage declines each year from 7.5% in the first year to 0% in year 10 and after.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------

VUL Separate Account-I does not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

------------
  ** Series 2 VUL 2000, SPVUL and SVUL designates policies issued on and after May 10, 2002 where approved.

**** Includes a .10% administrative service charge.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in accumulation units for the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:


                                                 MAINSTAY VP                   MAINSTAY VP
                                                   BOND--                CAPITAL APPRECIATION--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................         55            150            846          2,147
Units redeemed.........................        (66)          (153)          (910)        (1,850)
                                           -------        -------        -------        -------
  Net increase (decrease)..............        (11)            (3)           (64)           297
                                           =======        =======        =======        =======
GROUP 2 POLICIES
Units issued...........................         92            193            967          2,432
Units redeemed.........................        (44)          (103)          (563)        (1,260)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         48             90            404          1,172
                                           =======        =======        =======        =======
GROUP 3 POLICIES
Units issued...........................         13             22              6              7
Units redeemed.........................         (1)            (1)            (1)            (1)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         12             21              5              6
                                           =======        =======        =======        =======
GROUP 4 POLICIES
Units issued...........................         69            132            106            161
Units redeemed.........................        (21)           (39)           (25)           (33)
                                           -------        -------        -------        -------
  Net increase (decrease)..............         48             93             81            128
                                           =======        =======        =======        =======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                          MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                 COMMON STOCK--                 CONVERTIBLE--                 GOVERNMENT--
          CASH MANAGEMENT                INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
        2,806          9,971            212            513             53            119             43            104
       (1,074)       (16,117)          (210)          (465)           (28)           (68)           (70)          (192)
      -------        -------        -------        -------        -------        -------        -------        -------
        1,732         (6,146)             2             48             25             51            (27)           (88)
      =======        =======        =======        =======        =======        =======        =======        =======
        2,172          5,365            368            960            158            365             61            151
       (3,232)        (5,594)          (225)          (534)           (88)          (155)           (78)          (130)
      -------        -------        -------        -------        -------        -------        -------        -------
       (1,060)          (229)           143            426             70            210            (17)            21
      =======        =======        =======        =======        =======        =======        =======        =======
        2,289          3,768              7              3              1              9              3              6
         (408)        (5,115)            (1)            (2)            --             (1)            (1)            (3)
      -------        -------        -------        -------        -------        -------        -------        -------
        1,881         (1,347)             6              1              1              8              2              3
      =======        =======        =======        =======        =======        =======        =======        =======
        1,964          2,975             90            131            100            136             46            126
       (1,698)        (2,038)           (17)           (24)           (15)           (18)           (15)           (33)
      -------        -------        -------        -------        -------        -------        -------        -------
          266            937             73            107             85            118             31             93
      =======        =======        =======        =======        =======        =======        =======        =======

--------------------------------------------------------------------------------



                                                 MAINSTAY VP                   MAINSTAY VP
                                                 HIGH YIELD                   INTERNATIONAL
                                              CORPORATE BOND--                  EQUITY--
                                                INITIAL CLASS                 INITIAL CLASS
                                         ---------------------------   ---------------------------
                                             2004           2003           2004           2003
                                         ---------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       127            565            161            140
Units redeemed.........................      (290)          (307)           (37)           (78)
                                            -----          -----          -----          -----
  Net increase (decrease)..............      (163)           258            124             62
                                            =====          =====          =====          =====
GROUP 2 POLICIES
Units issued...........................       221            467            141            149
Units redeemed.........................       (78)          (121)           (36)           (33)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       143            346            105            116
                                            =====          =====          =====          =====
GROUP 3 POLICIES
Units issued...........................        20             10             --             --
Units redeemed.........................        (3)            (7)            --             --
                                            -----          -----          -----          -----
  Net increase (decrease)..............        17              3             --             --
                                            =====          =====          =====          =====
GROUP 4 POLICIES
Units issued...........................       194            212             70             43
Units redeemed.........................       (30)           (29)            (8)            (5)
                                            -----          -----          -----          -----
  Net increase (decrease)..............       164            183             62             38
                                            =====          =====          =====          =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MID CAP                       MID CAP                       MID CAP                       S&P 500
              CORE--                       GROWTH--                       VALUE--                       INDEX--
           INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2004           2003           2004           2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
         127             97            154            254            134            164            410          1,065
          (9)           (14)           (18)           (22)           (32)           (44)          (364)          (841)
       -----          -----          -----          -----          -----          -----          -----          -----
         118             83            136            232            102            120             46            224
       =====          =====          =====          =====          =====          =====          =====          =====
          76             85            145            237            114            225            878          2,186
         (12)           (16)           (25)           (33)           (32)           (54)          (453)          (885)
       -----          -----          -----          -----          -----          -----          -----          -----
          64             69            120            204             82            171            425          1,301
       =====          =====          =====          =====          =====          =====          =====          =====
          --             --             --             --             --             --             57             55
          --             --             --             --             --             --             (3)           (16)
       -----          -----          -----          -----          -----          -----          -----          -----
          --             --             --             --             --             --             54             39
       =====          =====          =====          =====          =====          =====          =====          =====
          67             47            132             99            108            137            428            487
          (8)            (7)           (18)           (13)           (17)           (24)           (63)           (80)
       -----          -----          -----          -----          -----          -----          -----          -----
          59             40            114             86             91            113            365            407
       =====          =====          =====          =====          =====          =====          =====          =====

--------------------------------------------------------------------------------



                                                  MAINSTAY VP
                                                   SMALL CAP                      MAINSTAY VP
                                                   GROWTH--                     TOTAL RETURN--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       115             211             170             404
Units redeemed.........................       (18)            (23)           (193)           (443)
                                             ----            ----            ----            ----
  Net increase (decrease)..............        97             188             (23)            (39)
                                             ====            ====            ====            ====
GROUP 2 POLICIES
Units issued...........................       140             254             172             390
Units redeemed.........................       (32)            (41)            (84)           (175)
                                             ----            ----            ----            ----
  Net increase (decrease)..............       108             213              88             215
                                             ====            ====            ====            ====
GROUP 3 POLICIES
Units issued...........................        --              --              13              --
Units redeemed.........................        --              --              --              --
                                             ----            ----            ----            ----
  Net increase (decrease)..............        --              --              13              --
                                             ====            ====            ====            ====
GROUP 4 POLICIES
Units issued...........................       110             105              53              56
Units redeemed.........................       (17)            (15)             (8)            (12)
                                             ----            ----            ----            ----
  Net increase (decrease)..............        93              90              45              44
                                             ====            ====            ====            ====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP                     MAINSTAY VP
                                             MAINSTAY VP                    DREYFUS LARGE                    EAGLE ASSET
             MAINSTAY VP                  AMERICAN CENTURY                     COMPANY                       MANAGEMENT
               VALUE--                    INCOME & GROWTH--                    VALUE--                     GROWTH EQUITY--
            INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
    -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2004            2003            2004            2003            2004            2003            2004            2003
    -----------------------------------------------------------------------------------------------------------------------------
         172             401              17              62              40              53              91             105
        (176)           (365)             (4)             (9)             (8)            (20)            (20)            (49)
        ----            ----            ----            ----            ----            ----            ----            ----
          (4)             36              13              53              32              33              71              56
        ====            ====            ====            ====            ====            ====            ====            ====
         174             435              56             116              93             154             185             465
         (91)           (176)            (24)            (48)            (30)            (54)           (153)           (220)
        ----            ----            ----            ----            ----            ----            ----            ----
          83             259              32              68              63             100              32             245
        ====            ====            ====            ====            ====            ====            ====            ====
          16              47               9              33               2               5              --               8
         (28)             (9)            (19)             (1)             --              --              --              (1)
        ----            ----            ----            ----            ----            ----            ----            ----
         (12)             38             (10)             32               2               5              --               7
        ====            ====            ====            ====            ====            ====            ====            ====
         112             135              26              26              39              33              39              54
         (18)            (26)             (4)             (5)             (4)             (4)             (9)            (11)
        ----            ----            ----            ----            ----            ----            ----            ----
          94             109              22              21              35              29              30              43
        ====            ====            ====            ====            ====            ====            ====            ====

--------------------------------------------------------------------------------


                                                                 ALGER           AMERICAN
                                         ALGER AMERICAN        AMERICAN         CENTURY VP       AMERICAN
                                            LEVERAGED            SMALL          INFLATION       CENTURY VP
                                            ALL CAP--      CAPITALIZATION--    PROTECTION--   INTERNATIONAL--
                                         CLASS O SHARES     CLASS O SHARES       CLASS II        CLASS II
                                         ---------------   -----------------   ------------   ---------------
                                          2004     2003     2004      2003       2004(g)       2004     2003
                                         --------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................      --       --      135       407           --          --       --
Units redeemed.........................      --       --     (155)     (218)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --      (20)      189           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 2 POLICIES
Units issued...........................      --       --      207       486           --          --       --
Units redeemed.........................      --       --     (132)     (248)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       75       238           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 3 POLICIES
Units issued...........................       1        3        7        78            1          --       17
Units redeemed.........................      --       --      (49)       (2)          --         (17)      --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............       1        3      (42)       76            1         (17)      17
                                         ======   ======   ======    ======       ======      ======   ======
GROUP 4 POLICIES
Units issued...........................      --       --       61        33           --          --       --
Units redeemed.........................      --       --       (6)       (5)          --          --       --
                                         ------   ------   ------    ------       ------      ------   ------
  Net increase (decrease)..............      --       --       55        28           --          --       --
                                         ======   ======   ======    ======       ======      ======   ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



       AMERICAN                           DREYFUS IP        DREYFUS VIF        FIDELITY(R)
      CENTURY VP          CALVERT         TECHNOLOGY         DEVELOPING            VIP
        VALUE--           SOCIAL           GROWTH--          LEADERS--       CONTRAFUND(R)--
       CLASS II          BALANCED       INITIAL SHARES     INITIAL SHARES     INITIAL CLASS
    ---------------   ---------------   ---------------   ----------------   ---------------
     2004     2003     2004     2003     2004     2003     2004    2003(a)    2004     2003
    ----------------------------------------------------------------------------------------
        --       --        8       25       78      141       --       --       282      638
        --       --       (6)     (26)      (9)     (10)      --       --      (208)    (461)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        2       (1)      69      131       --       --        74      177
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       20       47       58      136       --       --       393      919
        --       --      (14)     (40)     (15)     (20)      --       --      (189)    (417)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        6        7       43      116       --       --       204      502
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       15       --       --        2        2        3       11        25       38
        --       --       --       --       --       --       --       --        (1)      (2)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       15       --       --        2        2        3       11        24       36
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======
        --       --       10       13       60       55       --       --       157      199
        --       --       (2)      (2)     (11)      (9)      --       --       (30)     (40)
    ------   ------   ------   ------   ------   ------   ------   ------    ------   ------
        --       --        8       11       49       46       --       --       127      159
    ======   ======   ======   ======   ======   ======   ======   ======    ======   ======

--------------------------------------------------------------------------------



                                                  FIDELITY(R)
                                                      VIP                         FIDELITY(R)
                                                EQUITY-INCOME--                  VIP GROWTH--
                                                 INITIAL CLASS                   INITIAL CLASS
                                         -----------------------------   -----------------------------
                                             2004            2003            2004            2003
                                         -------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................        180             288              --              --
Units redeemed.........................        (77)           (210)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        103              78              --              --
                                            ======          ======          ======          ======
GROUP 2 POLICIES
Units issued...........................        170             397              --              --
Units redeemed.........................        (75)           (140)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............         95             257              --              --
                                            ======          ======          ======          ======
GROUP 3 POLICIES
Units issued...........................         16              63               3              14
Units redeemed.........................        (58)             (3)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        (42)             60               3              14
                                            ======          ======          ======          ======
GROUP 4 POLICIES
Units issued...........................        125             110              --              --
Units redeemed.........................        (16)            (19)             --              --
                                            ------          ------          ------          ------
  Net increase (decrease)..............        109              91              --              --
                                            ======          ======          ======          ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


      FIDELITY(R)     FIDELITY(R) VIP                       FIDELITY(R)          JANUS ASPEN
          VIP           INVESTMENT        FIDELITY(R)           VIP                SERIES
      INDEX 500--      GRADE BOND--      VIP MID CAP--      OVERSEAS--           BALANCED--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    INSTITUTIONAL SHARES
    ---------------   ---------------   ---------------   ---------------   ---------------------
     2004     2003     2004     2003     2004     2003     2004     2003      2004        2003
    ---------------------------------------------------------------------------------------------
        --       --       --       --       --       --       --       --       185         419
        --       --       --       --       --       --       --       --      (281)       (342)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       (96)         77
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       537       1,299
        --       --       --       --       --       --       --       --      (377)       (701)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       160         598
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        29       53       --        4       46       11        4       46        11          14
        (2)      (2)      (6)      --       (2)      (5)     (17)      (1)       (2)         (3)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        27       51       (6)       4       44        6      (13)      45         9          11
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======
        --       --       --       --       --       --       --       --       142         270
        --       --       --       --       --       --       --       --       (37)        (67)
    ------   ------   ------   ------   ------   ------   ------   ------    ------      ------
        --       --       --       --       --       --       --       --       105         203
    ======   ======   ======   ======   ======   ======   ======   ======    ======      ======

--------------------------------------------------------------------------------



                                              JANUS ASPEN             JANUS ASPEN
                                                SERIES                  SERIES               MFS(R)
                                                MID CAP                WORLDWIDE           INVESTORS
                                               GROWTH--                GROWTH--          TRUST SERIES--
                                         INSTITUTIONAL SHARES    INSTITUTIONAL SHARES    INITIAL CLASS
                                         ---------------------   ---------------------   --------------
                                           2004        2003        2004        2003       2004    2003
                                         --------------------------------------------------------------
GROUP 1 POLICIES
Units issued...........................       --          --         308         816         --      --
Units redeemed.........................       --          --        (352)       (753)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         (44)         63         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 2 POLICIES
Units issued...........................       --          --         696       1,836         --      --
Units redeemed.........................       --          --        (482)     (1,003)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --         214         833         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 3 POLICIES
Units issued...........................       20           2           4           3         --      --
Units redeemed.........................      (15)         --          --          (1)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............        5           2           4           2         --      --
                                          ======      ======      ======      ======     ======   =====
GROUP 4 POLICIES
Units issued...........................       --          --          89         126         --      --
Units redeemed.........................       --          --         (19)        (26)        --      --
                                          ------      ------      ------      ------     ------   -----
  Net increase (decrease)..............       --          --          70         100         --      --
                                          ======      ======      ======      ======     ======   =====

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


       MFS(R)          MFS(R)            MFS(R)           NEUBERGER                         T. ROWE PRICE
    NEW DISCOVERY     RESEARCH         UTILITIES         BERMAN AMT       T. ROWE PRICE     LIMITED-TERM
      SERIES--        SERIES--          SERIES--           MID-CAP        EQUITY INCOME         BOND
    INITIAL CLASS   INITIAL CLASS    INITIAL CLASS         GROWTH           PORTFOLIO         PORTFOLIO
    -------------   -------------   ----------------   ---------------   ---------------   ---------------
    2004  2003(d)      2004(f)       2004    2003(a)    2004     2003     2004     2003     2004     2003
    ------------------------------------------------------------------------------------------------------
      --     --           --            --       --        --       --      182      196       --       --
      --     --           --            --       --        --       --      (20)     (48)      --       --
    ----   ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
      --     --           --            --       --        --       --      162      148       --       --
    ====   ====         ====        ======   ======    ======   ======   ======   ======   ======   ======
      --     --           --            --       --        --       --      192      432       --       --
      --     --           --            --       --        --       --      (65)    (120)      --       --
    ----   ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
      --     --           --            --       --        --       --      127      312       --       --
    ====   ====         ====        ======   ======    ======   ======   ======   ======   ======   ======
       1      2           --            --       --         2        3       10       37       --       18
      --     --           --            --       --        --       --      (12)      (8)      (9)      (1)
    ----   ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
       1      2           --            --       --         2        3       (2)      29       (9)      17
    ====   ====         ====        ======   ======    ======   ======   ======   ======   ======   ======
      --     --           --            --       --        --       --      132      154       --       --
      --     --           --            --       --        --       --      (20)     (26)      --       --
    ----   ----         ----        ------   ------    ------   ------   ------   ------   ------   ------
      --     --           --            --       --        --       --      112      128       --       --
    ====   ====         ====        ======   ======    ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------


                                                                      VAN KAMPEN           VAN KAMPEN            VAN KAMPEN
                                  VAN ECK                            UIF EMERGING         UIF EMERGING            UIF U.S.
                                 WORLDWIDE        VAN ECK              MARKETS               MARKETS                REAL
                                 ABSOLUTE        WORLDWIDE              DEBT--              EQUITY--              ESTATE--
                                  RETURN        HARD ASSETS            CLASS I               CLASS I              CLASS I
                                 ---------   ------------------   ------------------   -------------------   ------------------
                                  2004(g)      2004     2003(e)     2004     2003(b)     2004       2003       2004     2003(c)
                                 ----------------------------------------------------------------------------------------------
GROUP 1 POLICIES
Units issued...................       --          --        --         --        --         89        215         --        --
Units redeemed.................       --          --        --         --        --        (55)      (120)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         34         95         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 2 POLICIES
Units issued...................       --          --        --         --        --         66        221         --        --
Units redeemed.................       --          --        --         --        --        (58)       (86)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --          8        135         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 3 POLICIES
Units issued...................        1           1        --         --         2          3         --         --        --
Units redeemed.................       --          --        --         --        --         --         --         --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......        1           1        --         --         2          3         --         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======
GROUP 4 POLICIES
Units issued...................       --          --        --         --        --         31         26         --        --
Units redeemed.................       --          --        --         --        --         (8)        (5)        --        --
                                  ------      ------    ------     ------    ------     ------     ------     ------    ------
  Net increase (decrease)......       --          --        --         --        --         23         21         --        --
                                  ======      ======    ======     ======    ======     ======     ======     ======    ======

Not all investment divisions are available under all policies.

(a) For Group 3 policies, represents the period January 17, 2003 (Commencement of Operations) through December 31, 2003.
(b) For Group 3 policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For Group 3 policies, represents the period June 30, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Group 3 policies, represents the period September 2, 2003 (Commencement of Operations) through December 31, 2003.
(e) For Group 3 policies, represents the period November 4, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Group 3 policies, represents the period February 13, 2004 (Commencement of Operations) through June 30, 2004.
(g) For Group 3 policies, represents the period April 8, 2004 (Commencement of Operations) through June 30, 2004.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of June 30, 2004 and December 31, 2003, 2002, 2001, 2000 and 1999:


                                                                             MAINSTAY VP
                                                                         BOND--INITIAL CLASS
                                                       -------------------------------------------------------
                                                        2004      2003      2002      2001      2000     1999
                                                       -------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $14,176   $14,432   $13,958   $12,184   $8,626   $7,108
Units Outstanding..................................        779       790       793       753      578      520
Variable Accumulation Unit Value...................    $ 18.19   $ 18.26   $ 17.59   $ 16.18   $14.91   $13.68
Total Return.......................................      (0.4%)     3.8%      8.7%      8.5%     9.0%    (2.2%)
Investment Income Ratio............................         --      4.1%      4.6%      5.4%

GROUP 2 POLICIES(b)
Net Assets.........................................    $ 9,107   $ 8,491   $ 6,999   $ 3,868   $  597   $   89
Units Outstanding..................................        678       630       540       325       55        1
Variable Accumulation Unit Value...................    $ 13.44   $ 13.48   $ 12.96   $ 11.89   $10.94   $10.01
Total Return.......................................      (0.3%)     4.0%      9.0%      8.7%     9.3%     0.1%
Investment Income Ratio............................         --      4.3%      5.7%      9.6%

GROUP 3 POLICIES
Net Assets.........................................    $   428   $   292   $    55   $     7   $   --   $   --
Units Outstanding..................................         37        25         5         1       --       --
Variable Accumulation Unit Value...................    $ 11.48   $ 11.48   $ 10.99   $ 10.04   $   --   $   --
Total Return.......................................         --      4.5%      9.5%      0.4%       --       --
Investment Income Ratio............................         --      5.2%      6.3%     53.8%

GROUP 4 POLICIES
Net Assets.........................................    $ 2,154   $ 1,614   $   552   $    --   $   --   $   --
Units Outstanding..................................        192       144        52        --       --       --
Variable Accumulation Unit Value...................    $ 11.20   $ 11.20   $ 10.72   $    --   $   --   $   --
Total Return.......................................         --      4.5%      7.2%        --       --       --
Investment Income Ratio............................         --      5.4%     16.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                              MainStay VP                                                    MainStay VP
                  Capital Appreciation--Initial Class                                      Cash Management
    ---------------------------------------------------------------   ---------------------------------------------------------
      2004       2003       2002       2001       2000       1999      2004      2003      2002      2001      2000      1999
    ---------------------------------------------------------------------------------------------------------------------------
    $171,160   $171,100   $131,204   $185,293   $225,952   $246,982   $19,260   $16,841   $25,473   $46,014   $40,729   $22,448
       8,963      9,027      8,730      8,468      7,873      7,630    13,736    12,004    18,149    32,996    30,117    17,483
    $  19.10   $  18.95   $  15.03   $  21.88   $  28.70   $  32.37   $  1.40   $  1.40   $  1.40   $  1.39   $  1.35   $  1.28
        0.8%      26.1%     (31.4%)    (23.8%)    (11.3%)     24.5%     (0.1%)       --      0.6%      3.0%      5.5%      4.1%
          --       0.2%       0.1%       0.1%                            0.3%      0.7%      1.4%      3.7%

    $ 50,184   $ 46,871   $ 30,458   $ 29,631   $ 15,454   $    848   $12,466   $13,640   $13,871   $12,365   $ 3,264   $   270
       6,957      6,553      5,381      3,603      1,436         70    11,219    12,279    12,508    11,244     3,067       268
    $   7.21   $   7.15   $   5.66   $   8.22   $  10.76   $  12.12   $  1.11   $  1.11   $  1.11   $  1.10   $  1.06   $  1.01
        0.9%      26.4%     (31.2%)    (23.6%)    (11.2%)     21.2%        --      0.2%      0.8%      3.8%      5.0%      1.0%
          --       0.2%       0.1%       0.1%                            0.3%      0.7%      1.3%      3.4%

    $    220   $    171   $     89   $     72   $     --   $     --   $ 3,632   $ 1,680   $ 3,050   $   523   $    --   $    --
          24         19         13          7         --         --     3,508     1,627     2,974       517        --        --
    $   9.15   $   9.05   $   7.12   $  10.30   $     --   $     --   $  1.04   $  1.03   $  1.03   $  1.01   $    --   $    --
        1.1%      27.0%     (30.9%)      3.0%         --         --      0.3%      0.7%      2.0%      1.0%        --        --
          --       0.3%       0.1%       0.3%                           (0.3%)     0.7%      1.2%      2.1%

    $  2,717   $  1,868   $    443   $     --   $     --   $     --   $ 2,708   $ 2,431   $ 1,472   $    --   $    --   $    --
         265        184         55         --         --         --     2,665     2,399     1,462        --        --        --
    $  10.26   $  10.15   $   7.99   $     --   $     --   $     --   $  1.02   $  1.01   $  1.01   $    --   $    --   $    --
        1.1%      27.0%     (20.1%)        --         --         --      0.3%      0.7%      1.0%        --        --        --
          --       0.3%       0.3%         --                            0.3%      0.6%      1.0%        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            MainStay VP
                                                                    Common Stock--Initial Class
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $61,586   $60,036   $46,902   $60,962   $69,704   $63,942
Units Outstanding..................................    2,452     2,450     2,402     2,348     2,211     1,947
Variable Accumulation Unit Value...................  $ 25.12   $ 24.50   $ 19.53   $ 25.96   $ 31.53   $ 32.85
Total Return.......................................     2.5%     25.5%    (24.8%)   (17.7%)    (4.0%)    29.1%
Investment Income Ratio............................       --      1.1%      0.9%      0.7%

GROUP 2 POLICIES(b)
Net Assets.........................................  $27,765   $25,743   $17,351   $15,533   $ 7,403   $   322
Units Outstanding..................................    2,937     2,794     2,368     1,598       628        26
Variable Accumulation Unit Value...................  $  9.45   $  9.21   $  7.33   $  9.72   $ 11.78   $ 12.25
Total Return.......................................     2.6%     25.7%    (24.6%)   (17.5%)    (3.8%)    22.5%
Investment Income Ratio............................       --      1.2%      1.1%      1.0%

GROUP 3 POLICIES
Net Assets.........................................  $   246   $   181   $   135   $   178   $    --   $    --
Units Outstanding..................................       26        20        18        18        --        --
Variable Accumulation Unit Value...................  $  9.50   $  9.24   $  7.31   $  9.65   $    --   $    --
Total Return.......................................     2.9%     26.4%    (24.2%)    (3.5%)       --        --
Investment Income Ratio............................       --      1.5%      0.9%      1.8%

GROUP 4 POLICIES
Net Assets.........................................  $ 2,507   $ 1,665   $   429   $    --   $    --   $    --
Units Outstanding..................................      231       158        51        --        --        --
Variable Accumulation Unit Value...................  $ 10.87   $ 10.57   $  8.36   $    --   $    --   $    --
Total Return.......................................     2.9%     26.4%    (16.4%)       --        --        --
Investment Income Ratio............................       --      1.5%      3.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                         MAINSTAY VP                                             MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                               GOVERNMENT--INITIAL CLASS
    -----------------------------------------------------   ------------------------------------------------------
     2004      2003      2002     2001     2000     1999     2004      2003      2002      2001     2000     1999
    --------------------------------------------------------------------------------------------------------------
    $ 9,885   $ 9,403   $7,003   $6,864   $4,815   $3,291   $11,572   $12,095   $13,456   $8,224   $4,168   $3,255
        560       535      484      434      295      190       677       704       792      528      284      270
    $ 17.64   $ 17.58   $14.48   $15.83   $16.30   $17.28   $ 17.09   $ 17.18   $ 16.98   $15.57   $14.70   $13.19
       0.4%     21.4%    (8.5%)   (2.9%)   (5.7%)   40.9%     (0.5%)     1.2%      9.1%     5.9%    11.4%    (2.4%)
         --      2.5%     2.9%     4.1%                          --      4.3%      3.8%     5.5%

    $15,613   $14,680   $9,942   $7,252   $2,692   $   83   $ 5,694   $ 5,949   $ 5,589   $2,237   $  150   $    9
      1,261     1,191      981      656      237        7       434       451       429      188       13        1
    $ 12.39   $ 12.33   $10.14   $11.06   $11.36   $12.02   $ 13.13   $ 13.19   $ 13.01   $11.91   $11.22   $10.05
       0.5%     21.6%    (8.3%)   (2.6%)   (5.5%)   20.2%     (0.4%)     1.4%      9.3%     6.1%    11.6%     0.5%
         --      2.5%     3.3%     5.2%                          --      4.3%      4.3%     8.7%

    $   223   $   209   $   94   $   52   $   --   $   --   $   148   $   120   $    90   $   --   $   --   $   --
         19        18       10        5       --       --        13        11         8       --       --       --
    $ 11.65   $ 11.57   $ 9.46   $10.28   $   --   $   --   $ 11.06   $ 11.08   $ 10.88   $   --   $   --   $   --
       0.7%     22.2%    (8.1%)    2.8%       --       --     (0.2%)     1.9%      8.8%       --       --       --
         --      2.8%     3.6%    11.9%                          --      4.5%      4.4%       --

    $ 2,793   $ 1,791   $  336   $   --   $   --   $   --   $ 1,989   $ 1,656   $   631   $   --   $   --   $   --
        238       153       35       --       --       --       183       152        59       --       --       --
    $ 11.76   $ 11.67   $ 9.55   $   --   $   --   $   --   $ 10.85   $ 10.87   $ 10.67   $   --   $   --   $   --
       0.7%     22.2%    (4.5%)      --       --       --     (0.2%)     1.9%      6.7%       --       --       --
         --      3.5%    10.0%       --                          --      5.9%     10.4%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                      MainStay VP High Yield
                                                                   Corporate Bond--Initial Class
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $45,028   $47,585   $30,983   $29,909   $26,361   $25,846
Units Outstanding..................................    2,016     2,179     1,921     1,879     1,726     1,581
Variable Accumulation Unit Value...................  $ 22.33   $ 21.84   $ 16.13   $ 15.92   $ 15.28   $ 16.35
Total Return.......................................     2.3%     35.4%      1.2%      4.2%     (6.5%)    12.1%
Investment Income Ratio............................       --      8.3%     10.7%     12.0%

GROUP 2 POLICIES(b)
Net Assets.........................................  $20,806   $18,335   $ 9,959   $ 5,199   $ 1,398   $    90
Units Outstanding..................................    1,457     1,314       969       514       144         9
Variable Accumulation Unit Value...................  $ 14.28   $ 13.95   $ 10.28   $ 10.12   $  9.70   $ 10.36
Total Return.......................................     2.4%     35.7%      1.6%      4.3%     (6.4%)     3.6%
Investment Income Ratio............................       --      8.6%     12.7%     16.0%

GROUP 3 POLICIES
Net Assets.........................................  $   664   $   411   $   271   $   234   $    --   $    --
Units Outstanding..................................       46        29        26        23        --        --
Variable Accumulation Unit Value...................  $ 14.37   $ 14.00   $ 10.27   $ 10.06   $    --   $    --
Total Return.......................................     2.6%     36.4%      2.1%      0.6%        --        --
Investment Income Ratio............................       --      7.6%     11.3%    101.5%

GROUP 4 POLICIES
Net Assets.........................................  $ 5,953   $ 3,601   $   851   $    --   $    --   $    --
Units Outstanding..................................      434       270        87        --        --        --
Variable Accumulation Unit Value...................  $ 13.71   $ 13.36   $  9.79   $    --   $    --   $    --
Total Return.......................................     2.6%     36.4%     (2.1%)       --        --        --
Investment Income Ratio............................       --     11.0%     29.2%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                         MAINSTAY VP                                    MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                MID CAP CORE--INITIAL CLASS
    ------------------------------------------------------   ----------------------------------
     2004      2003     2002     2001      2000      1999     2004     2003     2002      2001
    -------------------------------------------------------------------------------------------
    $10,877   $8,605   $5,894   $ 5,424   $ 6,250   $6,511   $8,931   $7,136   $ 4,625   $4,832
        657      533      471       412       405      343      772      654       570      515
    $ 16.56   $16.15   $12.51   $ 13.18   $ 15.44   $18.97   $11.56   $10.91   $  8.11   $ 9.38
       2.6%    29.1%    (5.1%)   (14.6%)   (18.6%)   27.1%     6.0%    34.6%    (13.5%)   (6.2%)
         --     2.0%     1.4%      1.3%                          --     0.5%      0.3%     0.3%

    $ 4,469   $3,310   $1,670   $ 1,038   $   650   $   14   $2,498   $1,640   $   653   $  160
        439      334      218       129        69        1      213      149        80       17
    $ 10.18   $ 9.92   $ 7.67   $  8.06   $  9.42   $11.56   $11.71   $11.04   $  8.19   $ 9.45
       2.7%    29.4%    (4.7%)   (14.4%)   (18.5%)   15.6%     6.1%    34.8%    (13.4%)   (5.5%)
         --     2.3%     1.7%      1.5%                          --     0.6%      0.4%     1.0%

    $    --   $   --   $   --   $    --   $    --   $   --   $   --   $   --   $    --   $   --
         --       --       --        --        --       --       --       --        --       --
    $    --   $   --   $   --   $    --   $    --   $   --   $   --   $   --   $    --   $   --
         --       --       --        --        --       --       --       --        --       --
         --       --       --        --                          --       --        --       --

    $ 1,306   $  526   $   59   $    --   $    --   $   --   $1,334   $  566   $    73   $   --
        106       44        6        --        --       --      108       49         9       --
    $ 12.31   $11.96   $ 9.20   $    --   $    --   $   --   $12.37   $11.63   $  8.58   $   --
       2.9%    30.0%    (8.0%)       --        --       --     6.3%    35.5%    (14.2%)      --
         --     3.4%     5.6%        --                          --     0.8%      1.1%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                  MAINSTAY VP                           MAINSTAY VP
                                         MID CAP GROWTH--INITIAL CLASS         MID CAP VALUE--INITIAL CLASS
                                       ----------------------------------   -----------------------------------
                                        2004     2003     2002      2001     2004      2003     2002      2001
                                       ------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...........................  $9,138   $7,461   $ 3,688   $4,730   $11,452   $9,718   $ 6,585   $5,620
Units Outstanding....................     938      802       570      518     1,009      907       787      570
Variable Accumulation Unit Value.....  $ 9.74   $ 9.30   $  6.47   $ 9.12   $ 11.36   $10.72   $  8.37   $ 9.86
Total Return.........................    4.7%    43.8%    (29.1%)   (8.8%)     6.0%    28.1%    (15.1%)   (1.4%)
Investment Income Ratio..............      --       --        --       --        --     1.1%      1.1%     1.1%

GROUP 2 POLICIES(b)
Net Assets...........................  $4,900   $3,517   $ 1,074   $  344   $ 6,914   $5,632   $ 2,954   $  962
Units Outstanding....................     483      363       160       36       605      523       352       97
Variable Accumulation Unit Value.....  $10.14   $ 9.68   $  6.72   $ 9.46   $ 11.42   $10.76   $  8.39   $ 9.87
Total Return.........................    4.8%    44.1%    (28.9%)   (5.4%)     6.1%    28.3%    (15.0%)   (1.3%)
Investment Income Ratio..............      --       --        --       --        --     1.2%      1.4%     3.0%

GROUP 3 POLICIES
Net Assets...........................  $   --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Units Outstanding....................      --       --        --       --        --       --        --       --
Variable Accumulation Unit Value.....  $   --   $   --   $    --   $   --   $    --   $   --   $    --   $   --
Total Return.........................      --       --        --       --        --       --        --       --
Investment Income Ratio..............      --       --        --       --        --       --        --       --

GROUP 4 POLICIES
Net Assets...........................  $2,668   $1,304   $   256   $   --   $ 2,979   $1,814   $   458   $   --
Units Outstanding....................     234      120        34       --       258      167        54       --
Variable Accumulation Unit Value.....  $11.40   $10.85   $  7.50   $   --   $ 11.53   $10.84   $  8.41   $   --
Total Return.........................    5.0%    44.8%    (25.0%)      --      6.3%    29.0%    (15.9%)      --
Investment Income Ratio..............      --       --        --       --        --     1.5%      3.4%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------



                             MAINSTAY VP                                        MAINSTAY VP
                     S&P 500 INDEX--INITIAL CLASS                     SMALL CAP GROWTH--INITIAL CLASS
    --------------------------------------------------------------   ----------------------------------
      2004       2003      2002       2001       2000       1999      2004     2003     2002      2001
    ---------------------------------------------------------------------------------------------------
    $138,489   $133,315   $99,916   $121,766   $120,772   $118,869   $9,251   $8,132   $ 4,477   $5,104
       4,936      4,890     4,665      4,392      3,800      3,369      928      831       644      536
    $  28.06   $  27.26   $ 21.42   $  27.73   $  31.77   $  35.28   $ 9.96   $ 9.78   $  6.95   $ 9.51
        2.9%      27.3%    (22.8%)    (12.7%)     (9.9%)     19.8%     1.9%    40.7%    (26.9%)   (4.9%)
          --       1.4%      1.3%       1.1%                             --       --        --       --

    $ 62,378   $ 56,757   $35,382   $ 29,324   $ 14,201   $  2,016   $5,352   $4,170   $ 1,442   $  385
       6,780      6,355     5,053      3,241      1,373        176      523      415       202       40
    $   9.20   $   8.93   $  7.00   $   9.05   $  10.35   $  11.47   $10.24   $10.04   $  7.12   $ 9.73
        3.0%      27.6%    (22.6%)    (12.6%)     (9.8%)     14.7%     2.0%    41.0%    (26.8%)   (2.7%)
          --       1.5%      1.5%       1.4%                             --       --        --       --

    $    992   $    410   $     9   $     --   $     --   $     --   $   --   $   --   $    --   $   --
          95         41         1         --         --         --       --       --        --       --
    $  10.39   $  10.06   $  7.85   $     --   $     --   $     --   $   --   $   --   $    --   $   --
        3.3%      28.2%    (21.5%)        --         --         --       --       --        --       --
          --       3.1%      3.1%         --                             --       --        --       --

    $ 11,245   $  6,886   $ 1,890   $     --   $     --   $     --   $2,463   $1,337   $   209   $   --
         994        629       221         --         --         --      208      115        26       --
    $  11.31   $  10.95   $  8.54   $     --   $     --   $     --   $11.84   $11.58   $  8.17   $   --
        3.3%      28.2%    (14.6%)        --         --         --     2.2%    41.7%    (18.3%)      --
          --       2.0%      4.4%         --                             --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                            MainStay VP
                                                                    Total Return--Initial Class
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $42,489   $42,609   $36,510   $43,693   $46,997   $48,176
Units Outstanding..................................    2,152     2,175     2,215     2,197     2,095     2,040
Variable Accumulation Unit Value...................  $ 19.74   $ 19.59   $ 16.48   $ 19.89   $ 22.43   $ 23.62
Total Return.......................................     0.8%     18.8%    (17.0%)   (11.3%)    (5.0%)    16.2%
Investment Income Ratio............................       --      1.9%      2.5%      2.6%

GROUP 2 POLICIES(b)
Net Assets.........................................  $12,560   $11,610   $ 8,019   $ 6,514   $ 2,178   $   102
Units Outstanding..................................    1,302     1,214       998       673       200         9
Variable Accumulation Unit Value...................  $  9.65   $  9.57   $  8.03   $  9.68   $ 10.89   $ 11.44
Total Return.......................................     0.9%     19.1%    (16.9%)   (11.1%)    (4.8%)    14.4%
Investment Income Ratio............................       --      2.1%      2.9%      4.0%

GROUP 3 POLICIES
Net Assets.........................................  $   132   $     3   $     1   $    --   $    --   $    --
Units Outstanding..................................       13        --        --        --        --        --
Variable Accumulation Unit Value...................  $ 10.35   $ 10.23   $  8.55   $    --   $    --   $    --
Total Return.......................................     1.1%     19.7%    (14.5%)       --        --        --
Investment Income Ratio............................       --      2.2%      1.0%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 1,411   $   914   $   362   $    --   $    --   $    --
Units Outstanding..................................      129        84        40        --        --        --
Variable Accumulation Unit Value...................  $ 10.96   $ 10.84   $  9.06   $    --   $    --   $    --
Total Return.......................................     1.1%     19.7%     (9.4%)       --        --        --
Investment Income Ratio............................       --      2.5%     13.3%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                     MAINSTAY VP
                           MAINSTAY VP                                            AMERICAN CENTURY
                      VALUE--INITIAL CLASS                                 INCOME & GROWTH--INITIAL CLASS
    ---------------------------------------------------------   -----------------------------------------------------
     2004      2003      2002      2001      2000      1999      2004     2003     2002      2001     2000      1999
    -----------------------------------------------------------------------------------------------------------------
    $41,997   $40,618   $31,545   $37,813   $33,582   $28,171   $1,548   $1,371   $   711   $  652   $   377   $   --
      2,049     2,053     2,017     1,895     1,678     1,578      170      157       104       76        40       --
    $ 20.50   $ 19.78   $ 15.64   $ 19.95   $ 20.01   $ 17.85   $ 9.10   $ 8.72   $  6.82   $ 8.54   $  9.40   $   --
       3.6%     26.5%    (21.6%)    (0.3%)    12.1%      8.1%     4.4%    27.8%    (20.1%)   (9.1%)    (6.0%)      --
         --      1.6%      1.4%      1.5%                           --     1.9%      1.2%     1.0%

    $15,821   $14,265   $ 8,835   $ 5,849   $   870   $    89   $3,626   $3,183   $ 2,008   $1,716   $   761   $   36
      1,291     1,208       948       493        73         8      383      351       284      194        78        3
    $ 12.25   $ 11.81   $  9.32   $ 11.86   $ 11.87   $ 10.57   $ 9.47   $ 9.07   $  7.08   $ 8.84   $  9.71   $10.93
       3.7%     26.7%    (21.4%)    (0.1%)    12.3%      5.7%     4.5%    28.1%    (19.9%)   (9.0%)   (11.2%)    9.3%
         --      1.7%      1.8%      2.7%                           --     1.6%      1.3%     1.2%

    $   642   $   736   $   274   $   296   $    --   $    --   $  257   $  350   $     9   $   --   $    --   $   --
         61        73        35        29        --        --       23       33         1       --        --       --
    $ 10.51   $ 10.11   $  7.94   $ 10.05   $    --   $    --   $11.02   $10.52   $  8.18   $   --   $    --   $   --
       4.0%     27.4%    (21.0%)     0.5%        --        --     4.7%    28.7%    (18.2%)      --        --       --
         --      1.8%      1.4%      8.1%                           --     1.8%      1.2%       --

    $ 3,110   $ 2,025   $   708   $    --   $    --   $    --   $  598   $  323   $    68   $   --   $    --   $   --
        290       196        87        --        --        --       51       29         8       --        --       --
    $ 10.72   $ 10.31   $  8.10   $    --   $    --   $    --   $11.67   $11.14   $  8.66   $   --   $    --   $   --
       4.0%     27.4%    (19.0%)       --        --        --     4.7%    28.7%    (13.4%)      --        --       --
         --      2.1%      4.4%        --                           --     2.2%      3.7%       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MainStay VP
                                                                      Dreyfus Large Company
                                                                       Value--Initial Class
                                                       ----------------------------------------------------
                                                        2004     2003     2002      2001     2000     1999
                                                       ----------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $1,587   $1,238   $   725   $  691   $   72   $   --
Units Outstanding..................................       162      130        96       70        7       --
Variable Accumulation Unit Value...................    $ 9.80   $ 9.56   $  7.52   $ 9.82   $10.36   $   --
Total Return.......................................      2.5%    27.1%    (23.4%)   (5.2%)    3.6%       --
Investment Income Ratio............................        --     0.9%      0.7%     1.2%

GROUP 2 POLICIES(b)
Net Assets.........................................    $4,792   $4,035   $ 2,364   $2,001   $  560   $   21
Units Outstanding..................................       459      396       296      192       51        2
Variable Accumulation Unit Value...................    $10.44   $10.18   $  8.00   $10.42   $10.96   $10.34
Total Return.......................................      2.6%    27.3%    (23.2%)   (4.9%)    6.0%     3.4%
Investment Income Ratio............................        --     1.0%      0.7%     1.1%

GROUP 3 POLICIES
Net Assets.........................................    $   88   $   63   $    10   $   --   $   --   $   --
Units Outstanding..................................         8        6         1       --       --       --
Variable Accumulation Unit Value...................    $10.87   $10.56   $  8.26   $   --   $   --   $   --
Total Return.......................................      2.9%    27.9%    (17.4%)      --       --       --
Investment Income Ratio............................        --     1.3%      0.7%       --

GROUP 4 POLICIES
Net Assets.........................................    $  800   $  407   $    74   $   --   $   --   $   --
Units Outstanding..................................        73       38         9       --       --       --
Variable Accumulation Unit Value...................    $10.94   $10.64   $  8.31   $   --   $   --   $   --
Total Return.......................................      2.9%    27.9%    (16.9%)      --       --       --
Investment Income Ratio............................        --     1.4%      1.8%       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                          MAINSTAY VP                               ALGER AMERICAN               ALGER AMERICAN
                     EAGLE ASSET MANAGEMENT                       LEVERAGED ALL CAP--        SMALL CAPITALIZATION--
                  GROWTH EQUITY--INITIAL CLASS                      CLASS O SHARES               CLASS O SHARES
    --------------------------------------------------------   -------------------------   ---------------------------
     2004      2003      2002      2001      2000      1999     2004     2003     2002      2004      2003      2002
    ------------------------------------------------------------------------------------------------------------------
    $ 3,529   $ 3,207   $ 2,214   $ 2,750   $ 1,967   $   --   $   --   $   --   $    --   $15,223   $14,286   $ 8,883
        532       461       405       359       213       --       --       --        --     1,542     1,562     1,373
    $  6.64   $  6.95   $  5.47   $  7.67   $  9.25   $   --   $   --   $   --   $    --   $  9.87   $  9.15   $  6.47
      (4.5%)    27.2%    (28.7%)   (17.1%)    (7.5%)      --       --       --        --      7.9%     41.4%    (26.7%)
         --      0.2%      0.1%        --                          --       --        --        --        --        --

    $12,022   $12,283   $ 7,827   $ 7,326   $ 3,130   $  136   $   --   $   --   $    --   $11,550   $10,177   $ 6,027
      1,337     1,305     1,060       709       251       10       --       --        --     1,550     1,475     1,237
    $  8.99   $  9.41   $  7.39   $ 10.34   $ 12.45   $13.90   $   --   $   --   $    --   $  7.45   $  6.90   $  4.87
      (4.4%)    27.4%    (28.6%)   (16.9%)   (10.4%)   39.0%       --       --        --      8.0%     41.6%    (26.6%)
         --      0.2%      0.1%        --                          --       --        --        --        --        --

    $   184   $   191   $    96   $    21   $    --   $   --   $   52   $   38   $     6   $   478   $   894   $    51
         21        21        13         2        --       --        4        3         1        41        83         7
    $  8.91   $  9.30   $  7.26   $ 10.11   $    --   $   --   $12.64   $11.92   $  8.85   $ 11.72   $ 10.82   $  7.60
      (4.2%)    28.1%    (28.2%)     1.1%        --       --     6.0%    34.7%    (11.5%)     8.3%     42.3%    (26.2%)
         --      0.2%      0.1%        --                          --       --        --        --        --        --

    $   928   $   655   $   159   $    --   $    --   $   --   $   --   $   --   $    --   $ 1,173   $   430   $    66
         92        62        19        --        --       --       --       --        --        92        37         8
    $ 10.09   $ 10.54   $  8.23   $    --   $    --   $   --   $   --   $   --   $    --   $ 12.75   $ 11.77   $  8.27
      (4.2%)    28.1%    (17.7%)       --        --       --       --       --        --      8.3%     42.3%    (17.3%)
         --      0.2%      0.2%        --                          --       --        --        --        --        --

           ALGER AMERICAN
       SMALL CAPITALIZATION--
           CLASS O SHARES
     ---------------------------
      2001      2000      1999
     ---------------------------
     $10,628   $12,193   $16,661
       1,203       966       954
     $  8.83   $ 12.62   $ 17.46
      (30.0%)   (27.7%)    42.4%
          --
     $ 5,640   $ 3,724   $    62
         850       394         5
     $  6.64   $  9.46   $ 13.06
      (29.8%)   (27.6%)    30.6%
          --
     $    28   $    --   $    --
           3        --        --
     $ 10.31   $    --   $    --
        3.1%        --        --
          --
     $    --   $    --   $    --
          --        --        --
     $    --   $    --   $    --
          --        --        --
          --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                AMERICAN CENTURY VP       AMERICAN CENTURY VP
                                               INFLATION PROTECTION--       INTERNATIONAL--          AMERICAN CENTURY VP
                                                      CLASS II                  CLASS II               VALUE--CLASS II
                                               ----------------------   ------------------------   ------------------------
                                                        2004             2004     2003     2002     2004     2003     2002
                                               ----------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 2 POLICIES(b)
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

GROUP 3 POLICIES
Net Assets...................................          $   12           $    6   $  208   $   --   $  201   $  189   $   --
Units Outstanding............................               1               --       17       --       15       15       --
Variable Accumulation Unit Value.............          $ 9.90           $12.25   $11.98   $ 9.63   $13.47   $12.68   $ 9.84
Total Return.................................           (1.0%)            2.3%    24.4%    (3.7%)    6.2%    28.8%    (1.6%)
Investment Income Ratio......................           (2.2%)           (2.2%)      --       --    (1.6%)      --       --

GROUP 4 POLICIES
Net Assets...................................          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding............................              --               --       --       --       --       --       --
Variable Accumulation Unit Value.............          $   --           $   --   $   --   $   --   $   --   $   --   $   --
Total Return.................................              --               --       --       --       --       --       --
Investment Income Ratio......................              --               --       --       --       --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                                                  Dreyfus VIF
                                                                       Dreyfus IP                 Developing
                          Calvert                                 Technology Growth--              Leaders--
                      Social Balanced                                Initial Shares             Initial Shares
    ----------------------------------------------------   ----------------------------------   ---------------
     2004     2003     2002      2001     2000     1999     2004     2003     2002      2001     2004     2003
    -----------------------------------------------------------------------------------------------------------
    $1,430   $1,377   $ 1,178   $1,275   $1,248   $  983   $2,179   $1,633   $   320   $  279   $   --   $   --
       100       98        99       94       85       64      254      185        54       29       --       --
    $14.35   $14.04   $ 11.85   $13.58   $14.70   $15.28   $ 8.58   $ 8.81   $  5.88   $ 9.77   $   --   $   --
      2.2%    18.5%    (12.7%)   (7.6%)   (3.8%)   11.5%    (2.6%)   49.9%    (39.8%)   (2.3%)      --       --
        --     1.9%      2.9%     3.9%                         --       --        --       --       --       --

    $1,806   $1,712   $ 1,379   $  914   $  400   $    8   $2,218   $1,884   $   550   $  191   $   --   $   --
       178      172       165       95       39        1      249      206        91       19       --       --
    $10.16   $ 9.93   $  8.36   $ 9.57   $10.33   $10.72   $ 8.90   $ 9.13   $  6.08   $10.08   $   --   $   --
      2.3%    18.7%    (12.6%)   (7.4%)   (3.6%)    7.2%    (2.5%)   50.2%    (39.7%)    0.8%       --       --
        --     2.0%      3.4%     5.8%                         --       --        --       --       --       --

    $   --   $   --   $    --   $   --   $   --   $   --   $   73   $   53   $    24   $    5   $  193   $  135
        --       --        --       --       --       --        7        5         3       --       14       11
    $   --   $   --   $    --   $   --   $   --   $   --   $11.25   $11.51   $  7.63   $12.59   $13.32   $12.75
        --       --        --       --       --       --    (2.3%)   51.0%    (39.4%)   25.9%     4.5%    27.5%
        --       --        --       --                         --       --        --       --       --       --

    $  285   $  185   $    59   $   --   $   --   $   --   $1,182   $  637   $    68   $   --   $   --   $   --
        25       17         6       --       --       --      104       55         9       --       --       --
    $11.40   $11.11   $  9.31   $   --   $   --   $   --   $11.32   $11.59   $  7.68   $   --   $   --   $   --
      2.6%    19.3%     (6.9%)      --       --       --    (2.3%)   51.0%    (23.2%)      --       --       --
        --     2.6%     16.8%       --                         --       --        --       --       --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                                          FIDELITY(R) VIP
                                                                   CONTRAFUND(R)--INITIAL CLASS
                                                     ---------------------------------------------------------
                                                      2004      2003      2002      2001      2000      1999
                                                     ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................  $64,022   $59,024   $43,637   $44,376   $43,916   $37,009
Units Outstanding..................................    3,191     3,117     2,940     2,691     2,321     1,814
Variable Accumulation Unit Value...................  $ 20.06   $ 18.94   $ 14.84   $ 16.49   $ 18.92   $ 20.41
Total Return.......................................     6.0%     27.6%    (10.0%)   (12.8%)    (7.3%)    23.4%
Investment Income Ratio............................     0.3%      0.4%      0.8%      0.8%

GROUP 2 POLICIES(b)
Net Assets.........................................  $34,985   $30,734   $19,700   $15,235   $ 7,568   $   471
Units Outstanding..................................    2,978     2,774     2,273     1,586       688        40
Variable Accumulation Unit Value...................  $ 11.75   $ 11.08   $  8.67   $  9.61   $ 11.00   $ 11.84
Total Return.......................................     6.1%     27.8%     (9.8%)   (12.6%)    (7.1%)    18.4%
Investment Income Ratio............................     0.3%      0.4%      0.7%      0.5%

GROUP 3 POLICIES
Net Assets.........................................  $   975   $   641   $   177   $   168   $    --   $    --
Units Outstanding..................................       80        56        20        17        --        --
Variable Accumulation Unit Value...................  $ 12.21   $ 11.48   $  8.94   $  9.86   $    --   $    --
Total Return.......................................     6.3%     28.5%     (9.3%)    (1.4%)       --        --
Investment Income Ratio............................    (0.3%)     0.4%      0.8%        --

GROUP 4 POLICIES
Net Assets.........................................  $ 4,204   $ 2,500   $   523   $    --   $    --   $    --
Units Outstanding..................................      345       218        59        --        --        --
Variable Accumulation Unit Value...................  $ 12.20   $ 11.47   $  8.93   $    --   $    --   $    --
Total Return.......................................     6.3%     28.5%    (10.7%)       --        --        --
Investment Income Ratio............................     0.3%      0.2%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                          FIDELITY(R) VIP                                 FIDELITY(R) VIP
                   EQUITY-INCOME--INITIAL CLASS                        GROWTH--INITIAL CLASS
     ---------------------------------------------------------   ----------------------------------
      2004      2003      2002      2001      2000      1999      2004     2003     2002      2001
     ----------------------------------------------------------------------------------------------
     $24,607   $22,122   $16,081   $17,855   $15,911   $12,869   $   --   $   --   $    --   $   --
       1,423     1,320     1,241     1,137       956       833       --       --        --       --
     $ 17.29   $ 16.76   $ 12.95   $ 15.71   $ 16.64   $ 15.46   $   --   $   --   $    --   $   --
        3.1%     29.4%    (17.7%)    (5.6%)     7.6%      5.6%       --       --        --       --
        1.5%      1.7%      1.7%      1.5%                           --       --        --       --

     $14,395   $12,853   $ 7,626   $ 5,786   $ 2,272   $   226   $   --   $   --   $    --   $   --
       1,206     1,111       855       536       199        21       --       --        --       --
     $ 11.94   $ 11.57   $  8.92   $ 10.79   $ 11.41   $ 10.58   $   --   $   --   $    --   $   --
        3.2%     29.7%    (17.3%)    (5.4%)     7.8%      5.8%       --       --        --       --
        1.5%      1.6%      1.4%      1.1%                           --       --        --       --

     $   278   $   732   $    47   $     1   $    --   $    --   $  285   $  258   $   101   $  150
          24        66         6        --        --        --       31       28        15       15
     $ 11.56   $ 11.17   $  8.57   $ 10.32   $    --   $    --   $ 9.19   $ 9.05   $  6.82   $ 9.75
        3.5%     30.3%    (17.1%)     3.2%        --        --     1.5%    32.8%    (30.1%)   (2.5%)
       (2.5%)     0.3%      0.5%        --                        (0.2%)    0.2%      0.3%       --

     $ 2,755   $ 1,449   $   334   $    --   $    --   $    --   $   --   $   --   $    --   $   --
         240       131        39        --        --        --       --       --        --       --
     $ 11.47   $ 11.09   $  8.51   $    --   $    --   $    --   $   --   $   --   $    --   $   --
        3.5%     30.3%    (14.9%)       --        --        --       --       --        --       --
        1.2%      0.9%        --        --                           --       --        --       --


              FIDELITY(R) VIP
          INDEX 500--INITIAL CLASS
     ----------------------------------
      2004     2003     2002      2001
     ----------------------------------
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $  903   $  613   $    87   $  102
         90       63        11       10
     $10.07   $ 9.74   $  7.59   $ 9.76
       3.3%    28.4%    (22.2%)   (2.4%)
      (1.4%)    0.7%      1.3%       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           FIDELITY(R) VIP                        FIDELITY(R) VIP
                                           INVESTMENT GRADE                          MID CAP--
                                         BOND--INITIAL CLASS                       INITIAL CLASS
                                    ------------------------------   -----------------------------------------
                                      2004       2003       2002       2004       2003       2002       2001
                                    --------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding.................       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value...........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return......................       --         --         --         --         --         --         --
Investment Income Ratio...........       --         --         --         --         --         --         --

GROUP 2 POLICIES(b)
Net Assets........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding.................       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value...........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return......................       --         --         --         --         --         --         --
Investment Income Ratio...........       --         --         --         --         --         --         --

GROUP 3 POLICIES
Net Assets........................  $    25     $   89     $   51     $1,275     $  632     $  393     $  344
Units Outstanding.................        2          8          5         93         49         42         33
Variable Accumulation Unit
  Value...........................  $ 10.70     $10.70     $10.17     $13.68     $12.89     $ 9.30     $10.31
Total Return......................       --       5.2%       1.7%       6.2%      38.6%      (9.8%)      3.1%
Investment Income Ratio...........   (13.7%)      4.1%         --         --       0.4%       0.8%         --

GROUP 4 POLICIES
Net Assets........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Units Outstanding.................       --         --         --         --         --         --         --
Variable Accumulation Unit
  Value...........................  $    --     $   --     $   --     $   --     $   --     $   --     $   --
Total Return......................       --         --         --         --         --         --         --
Investment Income Ratio...........       --         --         --         --         --         --         --

                                           FIDELITY(R) VIP
                                              OVERSEAS--
                                            INITIAL CLASS
                                    ------------------------------
                                      2004       2003       2002
                                    ------------------------------
GROUP 1 POLICIES(a)
Net Assets........................   $   --     $   --    $    --
Units Outstanding.................       --         --         --
Variable Accumulation Unit
  Value...........................   $   --     $   --    $    --
Total Return......................       --         --         --
Investment Income Ratio...........       --         --         --

GROUP 2 POLICIES(b)
Net Assets........................   $   --     $   --    $    --
Units Outstanding.................       --         --         --
Variable Accumulation Unit
  Value...........................   $   --     $   --    $    --
Total Return......................       --         --         --
Investment Income Ratio...........       --         --         --

GROUP 3 POLICIES
Net Assets........................   $  360     $  509    $     1
Units Outstanding.................       32         45         --
Variable Accumulation Unit
  Value...........................   $11.40     $11.29    $  7.88
Total Return......................     1.0%      43.4%     (21.2%)
Investment Income Ratio...........    (1.0%)      0.1%         --

GROUP 4 POLICIES
Net Assets........................   $   --     $   --    $    --
Units Outstanding.................       --         --         --
Variable Accumulation Unit
  Value...........................   $   --     $   --    $    --
Total Return......................       --         --         --
Investment Income Ratio...........       --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------


                                                                         JANUS ASPEN SERIES
                   JANUS ASPEN SERIES BALANCED--                          MID CAP GROWTH--
                       INSTITUTIONAL SHARES                             INSTITUTIONAL SHARES
     ---------------------------------------------------------   ----------------------------------
      2004      2003      2002      2001      2000      1999      2004     2003     2002      2001
     ----------------------------------------------------------------------------------------------
     $41,938   $43,234   $36,821   $35,709   $31,845   $22,549   $   --   $   --   $    --   $   --
       2,069     2,165     2,089     1,882     1,589     1,092       --       --        --       --
     $ 20.27   $ 19.97   $ 17.63   $ 18.98   $ 20.04   $ 20.66   $   --   $   --   $    --   $   --
        1.5%     13.3%     (7.1%)    (5.3%)    (3.0%)    25.9%       --       --        --       --
        0.8%      2.3%      2.5%      2.7%                           --       --        --       --

     $50,532   $47,916   $36,285   $26,919   $12,464   $   887   $   --   $   --   $    --   $   --
       4,411     4,251     3,653     2,523     1,108        77       --       --        --       --
     $ 11.46   $ 11.27   $  9.93   $ 10.67   $ 11.25   $ 11.57   $   --   $   --   $    --   $   --
        1.6%     13.5%     (6.9%)    (5.2%)    (2.8%)    15.7%       --       --        --       --
        0.8%      2.3%      2.7%      3.1%                           --       --        --       --

     $   347   $   246   $   110   $    86   $    --   $    --   $   90   $   27   $     2   $    1
          32        23        12         9        --        --        8        3        --       --
     $ 10.92   $ 10.72   $  9.40   $ 10.04   $    --   $    --   $11.29   $10.41   $  7.70   $10.69
        1.9%     14.0%     (6.3%)     0.4%        --        --     8.5%    35.1%    (27.9%)    6.9%
          --      2.5%      2.4%      4.2%                        (2.9%)      --        --       --

     $ 4,642   $ 3,422   $ 1,084   $    --   $    --   $    --   $   --   $   --   $    --   $   --
         422       317       114        --        --        --       --       --        --       --
     $ 11.00   $ 10.80   $  9.47   $    --   $    --   $    --   $   --   $   --   $    --   $   --
        1.9%     14.0%     (5.3%)       --        --        --       --       --        --       --
        0.9%      2.6%      4.4%        --                           --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                          JANUS ASPEN SERIES
                                                                          WORLDWIDE GROWTH--
                                                                         INSTITUTIONAL SHARES
                                                       ---------------------------------------------------------
                                                        2004      2003      2002      2001      2000      1999
                                                       ---------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets.........................................    $49,411   $51,897   $41,366   $52,870   $60,953   $52,432
Units Outstanding..................................      3,342     3,386     3,323     3,142     2,790     2,010
Variable Accumulation Unit Value...................    $ 14.78   $ 15.33   $ 12.45   $ 16.82   $ 21.84   $ 26.09
Total Return.......................................      (3.5%)    23.1%    (25.9%)   (23.0%)   (16.3%)    63.4%
Investment Income Ratio............................       0.5%      1.1%      0.9%      0.5%

GROUP 2 POLICIES(b)
Net Assets.........................................    $41,144   $40,827   $27,454   $25,080   $14,062   $   629
Units Outstanding..................................      5,101     4,887     4,055     2,746     1,188        45
Variable Accumulation Unit Value...................    $  8.07   $  8.35   $  6.77   $  9.13   $ 11.84   $ 14.11
Total Return.......................................      (3.4%)    23.4%    (25.7%)   (22.9%)   (16.1%)    41.1%
Investment Income Ratio............................       0.5%      1.1%      1.0%      0.6%

GROUP 3 POLICIES
Net Assets.........................................    $   224   $   185   $   136   $   104   $    --   $    --
Units Outstanding..................................         24        20        18        10        --        --
Variable Accumulation Unit Value...................    $  9.16   $  9.46   $  7.63   $ 10.24   $    --   $    --
Total Return.......................................      (3.2%)    24.0%    (25.4%)     2.4%        --        --
Investment Income Ratio............................      (0.5%)     1.0%      1.1%      1.0%

GROUP 4 POLICIES
Net Assets.........................................    $ 2,171   $ 1,530   $   418   $    --   $    --   $    --
Units Outstanding..................................        221       151        51        --        --        --
Variable Accumulation Unit Value...................    $  9.82   $ 10.15   $  8.19   $    --   $    --   $    --
Total Return.......................................      (3.2%)    24.0%    (18.1%)       --        --        --
Investment Income Ratio............................       0.5%      1.1%      1.8%        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

                                           MFS(R) NEW         MFS(R)           MFS(R)
                                            DISCOVERY        RESEARCH         UTILITIES
             MFS(R) INVESTORS               SERIES--         SERIES--         SERIES--
       TRUST SERIES--INITIAL CLASS        INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
    ----------------------------------   ---------------   -------------   ---------------
     2004     2003     2002      2001     2004     2003        2004         2004     2003
    --------------------------------------------------------------------------------------
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --

    $   55   $   54   $    46   $   61   $   34   $   22      $   --       $    4   $    5
         6        6         6        6        3        2          --           --       --
    $ 9.84   $ 9.63   $  7.88   $ 9.97   $10.62   $10.54      $10.61       $13.65   $12.87
      2.2%    22.1%    (21.0%)   (0.3%)    0.8%     5.4%        6.1%         6.1%    28.7%
     (0.6%)    0.7%      0.5%       --       --       --          --        (1.5%)    2.2%

    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
    $   --   $   --   $    --   $   --   $   --   $   --      $   --       $   --   $   --
        --       --        --       --       --       --          --           --       --
        --       --        --       --       --       --          --           --       --


            NEUBERGER BERMAN AMT
               MID-CAP GROWTH
     ----------------------------------
      2004     2003     2002      2001
     ----------------------------------
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --
     $   66   $   39   $    10   $    4
          6        4         1       --
     $11.20   $10.42   $  8.14   $11.52
       7.5%    28.1%    (29.3%)   15.2%
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
     $   --   $   --   $    --   $   --
         --       --        --       --
         --       --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                  T. ROWE PRICE
                                                                                                   LIMITED-TERM
                                                        T. ROWE PRICE                                  BOND
                                                   EQUITY INCOME PORTFOLIO                          PORTFOLIO
                                    ------------------------------------------------------   ------------------------
                                     2004      2003      2002      2001     2000     1999     2004     2003     2002
                                    ---------------------------------------------------------------------------------
GROUP 1 POLICIES(a)
Net Assets........................  $ 8,415   $ 6,156   $ 3,525   $2,013   $   51   $   --   $   --   $   --   $   --
Units Outstanding.................      678       516       368      182        5       --       --       --       --
Variable Accumulation Unit
  Value...........................  $ 12.42   $ 11.92   $  9.57   $11.09   $11.01   $   --   $   --   $   --   $   --
Total Return......................     4.1%     24.6%    (13.7%)    0.7%    10.1%       --       --       --       --
Investment Income Ratio...........     0.7%      1.8%      1.8%     1.8%                         --       --       --

GROUP 2 POLICIES(b)
Net Assets........................  $14,522   $12,402   $ 6,921   $3,893   $  713   $   85   $   --   $   --   $   --
Units Outstanding.................    1,156     1,029       717      349       64        9       --       --       --
Variable Accumulation Unit
  Value...........................  $ 12.56   $ 12.05   $  9.65   $11.16   $11.06   $ 9.83   $   --   $   --   $   --
Total Return......................     4.2%     24.9%    (13.5%)    0.9%    12.5%    (1.7%)      --       --       --
Investment Income Ratio...........     0.7%      1.8%      1.8%     1.7%                         --       --       --

GROUP 3 POLICIES
Net Assets........................  $   672   $   662   $   276   $  207   $   --   $   --   $  162   $  269   $   86
Units Outstanding.................       59        61        32       21       --       --       15       26        8
Variable Accumulation Unit
  Value...........................  $ 11.34   $ 10.85   $  8.65   $ 9.96   $   --   $   --   $10.51   $10.52   $10.09
Total Return......................     4.5%     25.5%    (13.3%)   (0.4%)      --       --    (0.1%)    4.3%     0.9%
Investment Income Ratio...........    (1.2%)     1.8%      1.8%     3.3%                      (1.8%)    3.5%     4.3%

GROUP 4 POLICIES
Net Assets........................  $ 3,125   $ 1,764   $   298   $   --   $   --   $   --   $   --   $   --   $   --
Units Outstanding.................      274       162        34       --       --       --       --       --       --
Variable Accumulation Unit
  Value...........................  $ 11.41   $ 10.92   $  8.70   $   --   $   --   $   --   $   --   $   --   $   --
Total Return......................     4.5%     25.5%    (13.0%)      --       --       --       --       --       --
Investment Income Ratio...........     0.7%      1.9%      2.7%       --                         --       --       --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of net assets are .70%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b) Expenses as a percent of net assets are .50%, excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

                                                   NYLIAC VUL SEPARATE ACCOUNT-I

--------------------------------------------------------------------------------

     Van Eck                              Van Kampen
    Worldwide         Van Eck            UIF Emerging                                 Van Kampen
    Absolute         Worldwide          Markets Debt--                                    UIF
     Return         Hard Assets             Class I                        Emerging Markets Equity--Class I
    ---------   -------------------   -------------------   ---------------------------------------------------------------
      2004        2004       2003       2004       2003       2004       2003       2002       2001       2000       1999
    -----------------------------------------------------------------------------------------------------------------------
      $  --      $   --     $   --     $   --     $   --     $9,816     $9,762    $ 5,859     $6,070    $ 5,669     $6,651
         --          --         --         --         --        922        888        792        742        644        456
      $  --      $   --     $   --     $   --     $   --     $10.65     $11.00    $  7.40     $ 8.18    $  8.81     $14.59
         --          --         --         --         --      (3.2%)     48.6%      (9.5%)     (7.2%)    (39.6%)     94.3%
         --          --         --         --         --         --         --         --         --

      $  --      $   --     $   --     $   --     $   --     $6,595     $6,724    $ 3,494     $2,877    $ 1,451     $   58
         --          --         --         --         --        603        595        461        344        161          4
      $  --      $   --     $   --     $   --     $   --     $10.94     $11.29    $  7.58     $ 8.36    $  8.99     $14.86
         --          --         --         --         --      (3.1%)     48.9%      (9.4%)     (7.0%)    (39.5%)     48.6%
         --          --         --         --         --         --         --         --         --

      $  12      $   16     $    4     $   19     $   20     $   32     $    2    $     1     $   --    $    --     $   --
          1           1         --          2          2          3         --         --         --         --         --
      $9.81      $11.71     $11.38     $10.59     $10.94     $11.74     $12.09    $  8.07     $   --    $    --     $   --
         --        2.9%      13.8%      (3.2%)      9.4%      (2.9%)     49.7%     (19.3%)        --         --         --
         --       (1.1%)        --         --         --         --         --         --         --

      $  --      $   --     $   --     $   --     $   --     $  641     $  371    $    74     $   --    $    --     $   --
         --          --         --         --         --         53         30          9         --         --         --
      $  --      $   --     $   --     $   --     $   --     $12.06     $12.42    $  8.30     $   --    $    --     $   --
         --          --         --         --         --      (2.9%)     49.7%     (17.0%)        --         --         --
         --          --         --         --         --         --         --         --         --

         Van Kampen
          UIF U.S.
        Real Estate--
           Class I
     -------------------
       2004       2003
     -------------------
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --
      $    6     $    4
          --         --
      $12.87     $12.00
        7.2%      20.0%
          --         --
      $   --     $   --
          --         --
      $   --     $   --
          --         --
          --         --

                      (THIS PAGE INTENTIONALLY LEFT BLANK)